UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Tax-Managed Emerging Markets Fund Semiannual Report December 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report December 31, 2012

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	35

Important Notices	36

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	06/30/1998	12.41%	20.04%	-0.00%*	18.66%
Class I at NAV with redemption fee	—	10.20	17.69	-0.37	18.47

*Amount is less than 0.005%.
MSCI Emerging Markets Index	—	13.75%	18.22%	-0.91%	16.50%

% After-Tax Returns with Redemption Fee	Inception Date		One Year	Five Years	Ten Years
Class I After Taxes on Distributions	06/30/1998		17.52%	-0.46%	18.11%
Class I After Taxes on Distributions and Sale of Fund Shares	—		12.12	-0.18	16.85

% Total Annual Operating Expense Ratio[3]					Class I
					0.96%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Samsung Electronics Co., Ltd.	1.4%
America Movil SAB de CV, Series L	1.2
MTN Group, Ltd.	1.1
China Mobile, Ltd.	1.0
OAO Gazprom ADR	0.9
Sberbank of Russia	0.7
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
Grupo Financiero Banorte SAB de CV, Class O	0.6
OTP Bank Rt.	0.6
Cia de Bebidas das Americas, PFC Shares	0.6
Total	8.8%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at NAV. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2013, the name of the Fund is changed to Parametric Tax-Managed Emerging Markets Fund. Class I shares of the Fund are renamed Institutional Class.

4

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (7/1/12 – 12/31/12)	Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,124.10	$5.14	0.96%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.40	$4.89	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2012.

5

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	208,500	$2,493,660
Banco Macro SA, Class B(1)	130,676	321,672
Banco Macro SA, Class B ADR(1)	109,200	1,980,888
BBVA Banco Frances SA(1)	76,594	179,195
BBVA Banco Frances SA ADR(1)	59,599	299,783
Cresud SA ADR	145,131	1,207,490
Grupo Financiero Galicia SA, Class B ADR	218,800	1,448,456
IRSA Inversiones y Representaciones SA	119,544	116,735
IRSA Inversiones y Representaciones SA ADR	57,300	399,381
Ledesma SAAI	259,501	269,241
MercadoLibre, Inc.	70,600	5,547,042
Molinos Rio de la Plata SA, Class B	93,310	491,655
Petrobras Energia SA ADR	551,378	2,619,046
Siderar SAIC	1,803,100	579,574
Telecom Argentina SA ADR	279,000	3,175,020
Telecom Argentina SA, Class B	229,824	724,702
Transportadora de Gas del Sur SA	252,923	114,228

		$21,967,768

Botswana — 0.4%
Barclays Bank of Botswana	1,308,506	$1,095,669
Botswana Insurance Holdings Ltd.	470,826	627,058
First National Bank of Botswana	7,511,600	2,701,312
Letshego Holdings, Ltd.	15,329,252	3,841,509
Sechaba Breweries Ltd.	1,086,400	2,196,190
Sefalana Holding Co.	991,000	429,950
Standard Chartered Bank Botswana	850,790	1,102,771

		$11,994,459

Brazil — 6.1%
AES Tiete SA, PFC Shares	81,616	$940,328
All America Latina Logistica SA (Units)	366,400	1,487,074
Anhanguera Educacional Participacoes SA	39,000	658,476
B2W Companhia Global do Varejo(1)	65,600	544,664
Banco Bradesco SA	73,802	1,223,365
Banco Bradesco SA ADR	176,926	3,073,205
Banco Bradesco SA, PFC Shares	407,360	6,997,241
Banco do Brasil SA	302,199	3,778,410
Banco Santander Brasil SA	168,400	1,231,232
Banco Santander Brasil SA ADR	84,700	615,769
BM&F Bovespa SA	556,900	3,807,863
Bombril SA, PFC Shares	92,000	345,983
BR Malls Participacoes SA	128,600	1,697,080
Bradespar SA, PFC Shares	56,500	905,932

Security	Shares	Value

Brazil (continued)
Braskem SA, PFC Shares	61,000	$381,343
BRF-Brasil Foods SA	208,066	4,287,328
BRF-Brasil Foods SA ADR	25,600	540,416
CCX Carvao da Colombia SA(1)	20,100	20,125
Centrais Eletricas Brasileiras SA	44,000	136,029
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	254,882	1,304,597
CETIP SA – Mercados Organizados	69,500	861,834
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	634,777
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,372,683
Cia de Bebidas das Americas, PFC Shares	396,825	16,586,219
Cia de Companhia de Concessoes Rodoviarias (CCR)	565,900	5,375,704
Cia de Saneamento Basico do Estado de Sao Paulo	54,500	2,312,291
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,500	459,635
Cia de Saneamento de Minas Gerais-Copasa MG	34,000	726,496
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	416,713
Cia Energetica de Minas Gerais SA, PFC Shares	300,112	3,312,592
Cia Energetica de Sao Paulo, PFC Shares	138,900	1,315,395
Cia Hering	42,700	875,689
Cia Paranaense de Energia-Copel, PFC Shares	71,800	1,111,629
Cia Siderurgica Nacional SA (CSN)	161,700	936,636
Cielo SA	170,959	4,758,463
Contax Participacoes SA, PFC Shares	30,200	364,317
Cosan SA Industria e Comercio	52,100	1,062,357
CPFL Energia SA	121,200	1,266,755
Cyrela Brazil Realty SA	118,124	1,032,107
Diagnosticos da America SA	77,600	499,899
Duratex SA	139,243	1,009,894
EcoRodovias Infraestrutura e Logistica SA	94,500	798,462
EDP-Energias do Brasil SA	162,000	988,220
Eletropaulo Metropolitana SA, Class B, PFC Shares	47,168	387,019
Embraer SA	381,832	2,694,736
Embraer SA ADR	3,652	104,119
Embratel Participacoes SA(1)	37,424,000	219,335
Embratel Participacoes SA, PFC Shares	67,000,000	408,381
Fibria Celulose SA(1)	24,585	271,005
Fibria Celulose SA ADR(1)	27,500	312,675
Gafisa SA(1)	137,300	315,840
Gerdau SA ADR	87,400	785,726
Gerdau SA, PFC Shares	161,400	1,413,383
Gol Linhas Aereas Inteligentes SA, PFC Shares	98,300	619,326
Hypermarcas SA(1)	168,500	1,367,751
Iochpe-Maxion SA	46,800	625,143

6	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA ADR, PFC Shares	78,280	$1,288,489
Itau Unibanco Holding SA, PFC Shares	548,200	8,939,877
Itausa-Investimentos Itau SA, PFC Shares	1,025,631	4,853,902
JBS SA(1)	219,427	643,009
Klabin SA, PFC Shares	147,000	918,256
Light SA	41,500	452,396
LLX Logistica SA(1)	451,900	529,700
Localiza Rent a Car SA	86,500	1,584,249
Lojas Americanas SA, PFC Shares	375,714	3,363,535
Lojas Renner SA	47,500	1,850,122
Lupatech SA(1)	64,400	51,897
Marcopolo SA, PFC Shares	257,100	1,619,824
Metalurgica Gerdau SA, PFC Shares	72,500	810,867
MPX Energia SA(1)	106,600	580,508
MRV Engenharia e Participacoes SA	117,600	688,082
Natura Cosmeticos SA	68,900	1,973,283
OGX Petroleo e Gas Participacoes SA(1)	245,500	525,172
Oi SA	52,837	236,379
Oi SA ADR	51,252	205,521
Oi SA, PFC Shares	598,342	2,431,358
PDG Realty SA Empreendimentos e Participacoes	407,000	657,958
Petroleo Brasileiro SA	275,200	2,627,673
Petroleo Brasileiro SA ADR	501,900	9,686,670
Petroleo Brasileiro SA, PFC Shares	777,500	7,412,357
Randon Participacoes SA, PFC Shares	95,550	592,200
Souza Cruz SA	144,500	2,174,381
Suzano Papel e Celulose SA	62,800	215,314
Telefonica Brasil SA ADR	14,200	341,652
Telefonica Brasil SA, PFC Shares	181,605	4,346,103
Tim Participacoes SA	524,344	2,099,937
Totvs SA	94,500	1,864,154
Tractebel Energia SA	94,000	1,531,087
Ultrapar Participacoes SA	103,648	2,343,280
Usinas Siderurgicas de Minas Gerais SA	20,700	138,202
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	107,800	673,915
Vale SA	189,400	3,911,029
Vale SA ADR, PFC Shares	174,700	3,546,410
Vale SA, PFC Shares	530,292	10,585,120
Vigor Alimentos SA(1)	11,673	33,066
Weg SA	130,700	1,723,516

		$181,630,116

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$67,934
Bulgartabak Holding(1)	3,450	181,302
CB First Investment Bank AD(1)	54,000	51,256

Security	Shares	Value

Bulgaria (continued)
Chimimport AD(1)	487,988	$275,421
Corporate Commercial Bank AD(1)	19,900	1,126,024
Doverie Holding AD(1)	40,000	22,821
Industrial Holding Bulgaria PLC(1)	210,365	99,610
Olovno Tzinkov Komplex AD(1)	33,800	1,369
Petrol AD(1)	76,205	334,277
Sopharma AD	303,500	431,379
Vivacom(1)	32,300	57,764

		$2,649,157

Chile — 2.9%
Administradora de Fondos de Pensiones Provida SA ADR	9,000	$936,000
AES Gener SA	1,922,700	1,232,938
Almendral SA	7,092,000	1,081,391
Antarchile SA, Series A	28,200	435,885
Banco de Chile	35,542,097	5,493,713
Banco de Chile ADR	19,725	1,903,462
Banco de Credito e Inversiones	61,625	4,299,269
Banco Santander Chile SA ADR	111,749	3,183,729
Besalco SA	494,500	903,786
Cap SA	64,300	2,161,689
Cencosud SA	934,900	5,067,500
Cia Cervecerias Unidas SA ADR	68,500	2,166,655
Cia Electro Metalurgica SA	10,000	255,885
Cia General de Electricidad SA	116,110	671,801
Cia Sud Americana de Vapores SA(1)	609,456	54,116
Colbun SA(1)	5,518,200	1,521,467
Corpbanca SA	83,071,400	1,117,451
Corpbanca SA ADR	56,666	1,147,486
Embotelladora Andina SA, Series A ADR	25,100	751,494
Embotelladora Andina SA, Series B ADR	28,200	1,070,754
Empresa Nacional de Electricidad SA ADR	82,759	4,039,467
Empresas CMPC SA	1,009,000	3,730,402
Empresas Copec SA	438,000	6,182,776
Empresas La Polar SA(1)	219,000	94,004
Enersis SA	2,469,700	907,921
Enersis SA ADR	161,871	2,949,290
ENTEL SA	96,700	1,999,625
Invercap SA	17,573	133,977
Inversiones Aguas Metropolitanas SA	211,100	425,507
Latam Airlines Group SA	21,000	493,911
Latam Airlines Group SA ADR	118,400	2,789,504
Latam Airlines Group SA BDR(1)	29,520	677,626
Madeco SA	15,429,800	564,014
Masisa SA	5,792,050	605,519

7	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Parque Arauco SA	732,300	$1,818,551
Quinenco SA	324,000	1,042,214
Ripley Corp. SA	1,302,000	1,240,129
S.A.C.I. Falabella SA	906,300	9,313,830
Salfacorp SA	783,700	1,604,232
Sigdo Koppers SA	852,743	2,050,324
Sociedad Matriz SAAM SA(1)	3,562,881	427,174
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,196,830
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,900	3,394,996
Sonda SA	736,300	2,345,394
Vina Concha y Toro SA ADR	25,800	987,624

		$86,471,312

China — 9.9%
Agile Property Holdings, Ltd.	486,000	$697,736
Agricultural Bank of China, Ltd., Class H	6,416,000	3,246,263
Air China, Ltd., Class H	1,342,000	1,150,919
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	964,940
Angang Steel Co., Ltd., Class H(1)	704,000	529,071
Anhui Conch Cement Co., Ltd., Class H	546,500	2,041,374
Anta Sports Products, Ltd.	711,000	636,936
AsiaInfo-Linkage, Inc.(1)	37,500	406,875
Baidu, Inc. ADR(1)	109,700	11,001,813
Bank of China, Ltd., Class H	16,490,000	7,511,201
Bank of Communications, Ltd., Class H	2,201,300	1,680,554
BBMG Corp., Class H	591,000	548,136
Beijing Capital International Airport Co., Ltd., Class H	596,000	431,840
Beijing Enterprises Holdings, Ltd.	223,500	1,464,547
Beijing North Star Co., Ltd., Class H	1,580,000	430,048
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	335,777
BYD Co., Ltd., Class H(1)	575,000	1,766,102
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	734,174
China Bluechemical, Ltd., Class H	850,000	579,835
China CITIC Bank Corp., Ltd., Class H	3,411,000	2,067,134
China Coal Energy Co., Class H	1,856,000	2,062,701
China Communications Construction Co., Ltd., Class H	1,677,000	1,649,074
China Communications Services Corp., Ltd., Class H	718,000	420,519
China Construction Bank Corp., Class H	19,751,580	16,141,227
China COSCO Holdings Co., Ltd., Class H(1)	1,621,650	812,447
China Dongxiang (Group) Co., Ltd.	3,981,000	541,946
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	578,880
China Everbright International, Ltd.	1,156,000	593,037
China Everbright, Ltd.	456,000	898,504
China Foods, Ltd.	460,000	427,524

Security	Shares	Value

China (continued)
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	$268,020
China International Marine Containers Co., Ltd., Class B(1)	413,812	632,129
China Life Insurance Co., Ltd., Class H	2,107,000	6,992,301
China Longyuan Power Group Corp., Class H	1,303,000	916,896
China Mengniu Dairy Co., Ltd.	743,000	2,123,764
China Merchants Bank Co., Ltd., Class H	1,204,500	2,704,965
China Merchants Holdings (International) Co., Ltd.	824,000	2,685,555
China Merchants Property Development Co., Ltd., Class B	588,654	2,087,396
China Minsheng Banking Corp, Ltd., Class H	1,858,000	2,180,188
China Mobile, Ltd.	2,510,400	29,541,618
China National Building Material Co., Ltd., Class H	1,336,000	2,005,992
China National Materials Co., Ltd., Class H	596,000	187,421
China Oilfield Services, Ltd., Class H	756,000	1,575,236
China Overseas Land & Investment, Ltd.	1,148,360	3,491,506
China Pacific Insurance (Group) Co., Ltd., Class H	412,000	1,553,446
China Petroleum & Chemical Corp., Class H	5,986,000	6,891,525
China Railway Construction Corp., Class H	947,500	1,096,105
China Railway Group, Ltd., Class H	2,265,000	1,346,809
China Resources Enterprise, Ltd.	610,000	2,232,450
China Resources Land, Ltd.	536,000	1,488,612
China Resources Power Holdings Co., Ltd.	949,000	2,435,151
China Shenhua Energy Co., Ltd., Class H	1,278,500	5,735,243
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	692,979
China Shipping Development Co., Ltd., Class H	736,000	431,643
China Southern Airlines Co., Ltd., Class H	2,064,500	1,060,927
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	567,790
China Telecom Corp., Ltd., Class H	6,998,000	3,956,984
China Travel International Investment Hong Kong, Ltd.	1,660,000	344,621
China Unicom (Hong Kong), Ltd.	2,326,290	3,776,286
China Vanke Co., Ltd., Class B	1,185,417	1,911,753
China Yurun Food Group, Ltd.(1)	926,000	686,307
China Zhongwang Holdings, Ltd.(1)	541,200	203,994
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	733,446
Citic Pacific, Ltd.	628,000	950,131
CNOOC, Ltd.	5,597,500	12,331,356
Cosco Pacific, Ltd.	802,000	1,158,657
Country Garden Holdings Co.(1)	664,000	354,750
Ctrip.com International, Ltd. ADR(1)	126,200	2,876,098
Datang International Power Generation Co., Ltd., Class H	1,504,000	578,295
Dazhong Transportation Group Co., Ltd., Class B	633,875	335,930
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,752,055
Focus Media Holding, Ltd. ADR	72,000	1,848,960
Golden Eagle Retail Group, Ltd.	516,000	1,286,514

8	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Great Wall Motor Co., Ltd., Class H	836,750	$2,663,738
Guangdong Investment, Ltd.	954,000	754,353
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,362,537
Guangzhou R&F Properties Co., Ltd., Class H	793,200	1,344,320
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	577,007
Hidili Industry International Development, Ltd.	810,000	219,507
Huaneng Power International, Inc., Class H	1,972,000	1,834,491
Industrial & Commercial Bank of China, Ltd., Class H	16,478,000	11,893,430
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	408,353
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,208,918
Jiangsu Expressway Co., Ltd., Class H	796,000	824,615
Jiangxi Copper Co., Ltd., Class H	519,000	1,394,658
Kingboard Chemical Holdings, Ltd.	351,000	1,267,495
Kunlun Energy Co., Ltd.	1,386,000	2,926,852
Lee & Man Paper Manufacturing, Ltd.	876,000	561,719
Lenovo Group, Ltd.	2,596,000	2,390,257
Li Ning Co., Ltd.(1)	890,500	589,134
Lianhua Supermarket Holdings Ltd., Class H	378,000	364,468
Lonking Holdings, Ltd.	2,438,000	658,463
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	430,885
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	154,880
Mindray Medical International, Ltd. ADR	51,000	1,667,700
NetEase.com, Inc. ADR(1)	41,300	1,757,315
New Oriental Education & Technology Group, Inc. ADR	228,500	4,439,755
Nine Dragons Paper Holdings, Ltd.	820,000	761,863
Parkson Retail Group, Ltd.	1,024,000	830,947
PetroChina Co., Ltd., Class H	7,392,300	10,625,769
PICC Property & Casualty Co., Ltd., Class H	926,000	1,322,574
Ping An Insurance (Group) Co. of China, Ltd., Class H	509,000	4,341,620
Poly Property Group Co., Ltd.(1)	502,000	402,570
Qingling Motors Co., Ltd., Class H	1,448,966	352,320
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	453,406
Semiconductor Manufacturing International Corp.(1)	12,412,000	632,706
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,324,480
Shanghai Diesel Engine Co., Ltd., Class B	854,400	579,265
Shanghai Electric Group Co., Ltd., Class H	1,644,000	716,080
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	224,550
Shanghai Industrial Holdings, Ltd.	291,000	1,037,597
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	821,101
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	192,418
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	301,610
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	207,036

Security	Shares	Value

China (continued)
Shimao Property Holdings, Ltd.	532,000	$1,031,188
SINA Corp.(1)	25,700	1,290,654
Sino-Ocean Land Holdings, Ltd.	1,370,500	1,047,693
Sinofert Holdings, Ltd.	1,300,000	320,321
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	586,528
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	800,564
Sinopharm Group Co., Ltd., Class H	472,400	1,500,115
Sohu.com, Inc.(1)	27,300	1,292,382
Sound Global, Ltd.	378,000	181,627
Suntech Power Holdings Co., Ltd. ADR(1)	246,300	376,839
Tencent Holdings, Ltd.	379,100	12,403,272
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,331,143
Travelsky Technology, Ltd., Class H	1,218,000	654,188
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,728,650
Want Want China Holdings, Ltd.	3,531,000	4,948,362
Weichai Power Co., Ltd., Class H	226,800	1,026,563
Wumart Stores, Inc., Class H	360,000	773,993
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,323,549
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	799,576
Yanzhou Coal Mining Co., Ltd., Class H	846,000	1,442,143
Zhaojin Mining Industry Co., Ltd., Class H	220,000	352,128
Zhejiang Expressway Co., Ltd., Class H	870,000	693,824
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,093,054
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,271,583
ZTE Corp., Class H	590,616	1,014,088

		$294,469,727

Colombia — 1.8%
Almacenes Exito SA	483,055	$9,704,840
Banco de Bogota	14,000	431,805
Bancolombia SA ADR, PFC Shares	104,500	6,957,610
Bolsa de Valores de Colombia	11,328,600	190,413
Cementos Argos SA	284,000	1,623,316
Cia Colombiana de Inversiones SA	566,260	1,711,278
Corporacion Financiera Colombiana SA	55,726	1,150,472
Ecopetrol SA	2,283,100	7,054,740
Empresa de Energia de Bogota SA	1,116,272	802,301
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	516,562
Fabricato SA(1)(2)	34,115,900	1,100,513
Grupo Argos SA	341,000	4,052,632
Grupo Argos SA, PFC Shares	88,040	1,062,260
Grupo Aval Acciones y Valores SA	1,723,100	1,257,951
Grupo de Inversiones Suramericana	220,000	4,731,183
Grupo Nutresa SA	236,463	3,401,748
Grupo Odinsa SA	47,100	230,835

9	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA	661,500	$3,593,888
ISAGEN SA ESP	1,706,300	2,418,948
Tableros y Maderas de Caldas	76,861,529	357,339

		$52,350,634

Croatia — 0.4%
Adris Grupa DD, PFC Shares	45,000	$1,948,180
Atlantic Grupa DD(1)	3,250	304,568
Atlantska Plovidba DD(1)	15,437	551,461
Croatia Osiguranje DD(1)	160	176,275
Dalekovod DD(1)	20,940	237,334
Ericsson Nikola Tesla	5,610	1,357,001
Hrvatski Telekom DD	159,850	5,515,654
Institut IGH DD(1)	2,210	192,346
Koncar-Elektroindustrija DD	3,504	398,680
Kras DD	1,645	103,643
Petrokemija DD(1)	17,450	669,705
Podravka Prehrambena Industrija DD(1)	25,750	1,082,037
Privredna Banka Zagreb DD	3,310	295,189
Zagrebacka Banka DD	30,550	201,019

		$13,033,092

Czech Republic — 1.6%
CEZ AS	450,470	$16,144,567
Komercni Banka AS	56,300	11,901,648
Komercni Banka AS GDR	27,154	1,906,811
New World Resources PLC, Class A	813,100	4,229,588
Pegas Nonwovens SA	48,000	1,243,617
Philip Morris CR AS	4,260	2,399,072
Telefonica 02 Czech Republic AS	278,700	4,747,613
Unipetrol AS(1)	385,300	3,538,774

		$46,111,690

Egypt — 1.6%
Alexandria Mineral Oils Co.	100,200	$1,155,080
Arab Cotton Ginning	1,880,400	1,315,902
Citadel Capital Co.(1)	1,207,400	733,691
Commercial International Bank	1,351,590	7,340,719
Eastern Tobacco	55,400	867,673
Egypt Kuwaiti Holding Co.	1,101,751	1,414,193
Egyptian Financial & Industrial Co.(1)	137,064	213,595
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	1,548,917
Egyptian International Pharmaceutical Industrial Co.	153,932	973,981
Egyptian Resorts Co.(1)	4,213,900	703,185
El Ezz Aldekhela Steel Alexa Co.	4,750	351,143

Security	Shares	Value

Egypt (continued)
El Kahera Housing & Development Co. SAE	234,800	$247,084
El Sewedy Cables Holding Co.	102,921	371,364
El Watany Bank of Egypt	43,866	117,942
Ezz Steel	1,247,000	1,965,654
Ghabbour Auto	345,862	1,529,189
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries	1,967,600	2,437,844
Maridive & Oil Services SAE(1)	689,196	816,297
Medinet Nasr for Housing(1)	64,686	244,090
Misr Cement (Qena)	18,251	225,544
National Societe General Bank	181,198	1,001,626
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Construction Industries (OCI)(1)	197,901	7,888,966
Orascom Telecom Holding SAE(1)	7,987,310	5,094,686
Orascom Telecom Media and Technology Holding SAE	7,318,810	644,437
Oriental Weavers Co.	255,681	1,005,145
Pioneers Holding(1)	1,151,800	888,173
Sidi Kerir Petrochemicals Co.	679,500	1,414,890
Six of October Development & Investment Co.(1)	54,253	175,725
South Valley Cement(1)	485,000	332,918
Suez Cement Co.	138,000	475,174
Talaat Moustafa Group(1)	2,751,160	1,937,137
Telecom Egypt	1,086,300	2,413,431

		$47,845,395

Estonia — 0.4%
AS Baltika(1)	226,000	$171,442
AS Merko Ehitus(1)	75,000	586,148
AS Nordecon International(1)	223,282	342,499
AS Olympic Entertainment Group(1)	803,899	1,895,917
AS Tallink Group(1)	5,354,470	6,135,119
AS Tallinna Kaubamaja	202,800	1,464,707
AS Tallinna Vesi	35,235	428,717

		$11,024,549

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	1,810,900	$47,543
CAL Bank, Ltd.	4,406,554	879,228
Ghana Commercial Bank, Ltd.	1,384,370	1,526,478
HFC Bank Ghana, Ltd.	3,899,473	921,377
Produce Buying Co., Ltd.	650,000	61,433
SG-SSB, Ltd.	740,000	186,506
Standard Chartered Bank of Ghana, Ltd.	207,600	1,253,144
Unilever Ghana, Ltd.	249,000	1,113,930

		$5,989,639

10	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hungary — 1.6%
EGIS Pharmaceuticals PLC	15,078	$1,203,193
FHB Mortgage Bank Rt.(1)	61,300	108,245
Magyar Telekom Rt.	3,116,434	5,315,724
Magyar Telekom Rt. ADR	37,300	309,217
MOL Hungarian Oil & Gas Rt.	162,345	13,095,893
OTP Bank Rt.	907,900	17,102,073
Richter Gedeon Rt.	64,122	10,520,059

		$47,654,404

India — 6.5%
ABB, Ltd.	23,000	$295,458
ACC, Ltd.	28,800	759,568
Adani Enterprises, Ltd.	139,500	697,891
Adani Ports and Special Economic Zone, Ltd.	475,400	1,179,653
Adani Power, Ltd.(1)	700,600	798,836
Aditya Birla Nuvo, Ltd.	14,406	289,573
Allahabad Bank, Ltd.	271,700	849,841
Andhra Bank	192,000	415,247
Apollo Hospitals Enterprise, Ltd.	61,400	887,515
Ashok Leyland, Ltd.	614,926	305,000
Asian Paints, Ltd.	16,600	1,351,056
Axis Bank, Ltd.	150,000	3,758,333
Bajaj Auto, Ltd.	33,200	1,301,130
Bajaj Holdings & Investment, Ltd.	11,100	198,379
Balrampur Chini Mills, Ltd.(1)	332,600	300,076
Bank of India	129,900	822,354
Bharat Forge, Ltd.	42,200	195,892
Bharat Heavy Electricals, Ltd.	452,800	1,913,296
Bharat Petroleum Corp., Ltd.	134,400	877,703
Bharti Airtel, Ltd.	1,310,400	7,648,682
Biocon, Ltd.	78,400	412,676
Cairn India, Ltd.	223,000	1,305,983
Canara Bank, Ltd.	95,100	868,087
Century Textiles & Industries, Ltd.	50,000	382,505
Cipla, Ltd.	207,400	1,578,605
Coal India, Ltd.	297,600	1,941,114
Colgate-Palmolive (India), Ltd.	23,100	666,722
Container Corp. of India, Ltd.	20,800	351,029
Corporation Bank	17,000	143,350
Crompton Greaves, Ltd.	67,900	144,788
Cummins India, Ltd.	68,800	653,486
Dabur India, Ltd.	278,000	655,008
Divi’s Laboratories, Ltd.	14,000	284,257
Dr. Reddy’s Laboratories, Ltd.	24,300	816,424
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	892,172

Security	Shares	Value

India (continued)
Educomp Solutions, Ltd.	135,900	$348,607
Essar Oil, Ltd.(1)	178,500	232,295
GAIL (India), Ltd.	250,150	1,637,979
GAIL (India), Ltd. GDR(3)	25,050	956,910
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	322,424
Glenmark Pharmaceuticals, Ltd.	114,000	1,107,836
GMR Infrastructure, Ltd.(1)	1,192,200	425,054
Grasim Industries, Ltd. GDR(3)	13,300	776,004
Great Eastern Shipping Co., Ltd. (The)	56,700	274,569
Gujarat Ambuja Cements, Ltd.	329,900	1,223,960
HCL Technologies, Ltd.	110,800	1,256,750
HDFC Bank, Ltd.	536,400	6,682,328
Hero MotoCorp, Ltd.	51,542	1,798,926
Hindalco Industries, Ltd.	491,910	1,184,606
Hindustan Construction, Ltd.(1)	431,600	143,177
Hindustan Petroleum Corp., Ltd.	98,600	525,775
Hindustan Unilever, Ltd.	588,309	5,668,466
Hindustan Zinc, Ltd.	199,000	499,894
Housing Development & Infrastructure, Ltd.(1)	488,601	1,009,665
Housing Development Finance Corp., Ltd.	614,800	9,382,544
ICICI Bank, Ltd.	229,500	4,801,714
ICICI Bank, Ltd. ADR	29,200	1,273,412
IDBI Bank, Ltd.	346,300	710,669
Idea Cellular, Ltd.(1)	1,065,701	2,031,851
IDFC, Ltd.	794,600	2,521,705
Indiabulls Infrastructure and Power, Ltd.(1)	896,800	110,284
Indiabulls Real Estate, Ltd.(1)	304,000	421,384
Indian Hotels Co., Ltd.	173,820	200,898
Indian Oil Corp., Ltd.	221,900	1,101,055
Infosys, Ltd.	340,151	14,377,378
ITC, Ltd.	1,223,800	6,430,859
Jain Irrigation Systems, Ltd.	169,800	235,157
Jaiprakash Associates, Ltd.	631,150	1,140,154
Jammu & Kashmir Bank, Ltd.	12,000	285,056
Jindal Steel & Power, Ltd.	188,000	1,550,597
JSW Energy, Ltd.	590,877	743,178
JSW Steel, Ltd.	73,900	1,100,575
Kotak Mahindra Bank, Ltd.	187,600	2,244,842
Lanco Infratech, Ltd.(1)	2,031,400	509,573
Larsen & Toubro, Ltd.	51,600	1,530,028
Larsen & Toubro, Ltd. GDR(3)	48,000	1,439,948
LIC Housing Finance, Ltd.	223,700	1,196,224
Lupin, Ltd.	71,500	805,132
Mahindra & Mahindra, Ltd.	167,400	2,876,820
Maruti Suzuki India, Ltd.	50,500	1,384,214
Motor Industries Co., Ltd.	3,900	679,351

11	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Mphasis, Ltd.	53,500	$379,112
Nestle India, Ltd.	12,100	1,102,166
NHPC, Ltd.	2,174,100	1,016,248
Nicholas Piramal India, Ltd.	41,782	397,933
NTPC, Ltd.	1,357,100	3,900,052
Oil & Natural Gas Corp., Ltd.	1,057,200	5,204,354
Oracle Financial Service Software, Ltd.(1)	4,000	239,214
Petronet LNG, Ltd.	216,300	625,083
Power Grid Corporation of India, Ltd.	1,168,600	2,467,438
Punjab National Bank, Ltd.	13,000	208,937
Ranbaxy Laboratories, Ltd.(1)	26,000	240,589
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	649,161
Reliance Capital, Ltd.	127,100	1,128,681
Reliance Communications, Ltd.	945,300	1,286,339
Reliance Industries, Ltd.	733,712	11,326,511
Reliance Industries, Ltd. GDR(4)	42,816	1,323,770
Reliance Infrastructure, Ltd.	234,800	2,263,750
Reliance Power, Ltd.(1)	950,100	1,637,825
Satyam Computer Services, Ltd.(1)	401,500	787,694
Sesa Goa, Ltd.	143,000	516,177
Siemens India, Ltd.	37,200	457,042
State Bank of India	17,700	781,157
State Bank of India GDR	28,800	2,626,456
Steel Authority of India, Ltd.	409,100	684,260
Sterlite Industries (India), Ltd.	557,900	1,187,035
Sun Pharmaceuticals Industries, Ltd.	248,000	3,355,194
Tata Chemicals, Ltd.	58,600	379,882
Tata Communications, Ltd.	47,000	202,374
Tata Consultancy Services, Ltd.	286,180	6,582,594
Tata Motors, Ltd.	378,800	2,179,793
Tata Motors, Ltd. ADR	19,800	568,656
Tata Power Co., Ltd.	1,253,200	2,556,449
Tata Steel, Ltd.	112,700	892,440
Tata Tea, Ltd.	156,000	458,104
Titan Industries, Ltd.	248,000	1,297,842
Torrent Power, Ltd.	65,000	234,409
UltraTech Cement, Ltd.	37,900	1,385,387
United Phosphorus, Ltd.	237,900	568,433
United Spirits, Ltd.	47,500	1,657,145
Voltas, Ltd.	224,100	437,652
Wipro, Ltd.	325,666	2,354,672
Wipro, Ltd. ADR	21,833	191,257
Zee Entertainment Enterprises, Ltd.	413,300	1,674,956

		$192,515,739

Security	Shares	Value

Indonesia — 2.9%
Adaro Energy Tbk PT	11,402,500	$1,891,488
AKR Corporindo Tbk PT	950,000	411,395
Aneka Tambang Tbk PT	8,587,500	1,147,029
Astra Argo Lestari Tbk PT	326,500	670,391
Astra International Tbk PT	11,815,000	9,359,223
Bakrie Sumatera Plantations Tbk PT	10,258,500	99,388
Bakrieland Development Tbk PT(1)	28,008,000	157,920
Bank Central Asia Tbk PT	9,364,000	8,872,266
Bank Danamon Indonesia Tbk PT	2,391,681	1,403,693
Bank Mandiri Tbk PT	5,382,500	4,546,672
Bank Negara Indonesia Persero Tbk PT	4,837,000	1,864,234
Bank Pan Indonesia Tbk PT(1)	3,525,272	231,770
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	414,360
Bank Rakyat Indonesia Tbk PT	6,872,500	4,984,308
Barito Pacific Tbk PT(1)	5,662,500	247,712
Bumi Resources Tbk PT	13,477,000	831,337
Delta Dunia Makmur Tbk PT(1)	5,235,500	83,621
Gudang Garam Tbk PT	306,000	1,792,968
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	235,043
Indo Tambangraya Megah Tbk PT	283,000	1,225,128
Indocement Tunggal Prakarsa Tbk PT	1,465,000	3,422,304
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,032,732
Indofood Sukses Makmur Tbk PT	2,985,500	1,816,090
Indosat Tbk PT	2,085,500	1,399,908
Jasa Marga Tbk PT	3,247,500	1,839,629
Kalbe Farma Tbk PT	19,815,000	2,183,678
Lippo Karawaci Tbk PT	11,794,000	1,227,008
Matahari Putra Prima Tbk PT	1,600,000	192,595
Medco Energi Internasional Tbk PT	1,397,000	237,519
Perusahaan Gas Negara Tbk PT	11,929,000	5,712,117
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,779,500	665,804
Ramayana Lestari Sentosa Tbk PT	4,100,000	521,107
Semen Gresik (Persero) Tbk PT	2,655,000	4,385,580
Tambang Batubara Bukit Asam Tbk PT	948,000	1,494,559
Telekomunikasi Indonesia Tbk PT	11,745,160	11,070,129
Trada Maritime Tbk PT(1)	4,447,500	532,898
Unilever Indonesia Tbk PT	801,700	1,738,099
United Tractors Tbk PT	2,543,500	5,246,758
Vale Indonesia Tbk PT	2,462,000	604,304
XL Axiata Tbk PT	2,104,500	1,248,756

		$87,041,520

Jordan — 0.7%
Arab Bank PLC	762,870	$7,784,385
Arab Potash Co. PLC	54,500	3,574,545

12	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Jordan — (continued)
Bank of Jordan	262,189	$851,454
Capital Bank of Jordan(1)	500,415	796,133
Jordan Ahli Bank	324,100	577,153
Jordan Petroleum Refinery	142,800	1,170,569
Jordan Phosphate Mines	72,900	1,334,236
Jordan Steel	269,400	504,481
Jordan Telecom Corp.	182,300	1,358,311
Jordanian Electric Power Co.	280,901	1,327,170
Royal Jordanian Airlines(1)	209,700	185,707
Taameer Jordan Holdings PSC(1)	1,153,700	267,171
Union Land Development(1)	156,800	516,056
United Arab Investors(1)	1,294,200	54,704

		$20,302,075

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	756,200	$3,576,422
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	716,100	5,855,523
Kazakhmys PLC	451,100	5,830,316
Kazkommertsbank JSC GDR(1)(3)	228,600	388,336
KazMunaiGas Exploration Production GDR(3)	362,726	6,527,566
Zhaikmunai, LP GDR(3)	14,300	154,059

		$22,332,222

Kenya — 0.8%
Athi River Mining, Ltd.	2,806,000	$1,454,668
Bamburi Cement Co., Ltd.	366,541	795,781
Barclays Bank of Kenya, Ltd.	6,659,520	1,234,830
Centum Investment Co., Ltd.(1)	977,680	140,480
Co-operative Bank of Kenya, Ltd. (The)	8,812,080	1,306,442
East African Breweries, Ltd.	1,791,940	5,541,438
Equity Bank, Ltd.	6,675,000	1,840,848
KenolKobil, Ltd.	3,831,500	599,620
Kenya Airways, Ltd.	1,598,400	211,252
Kenya Commercial Bank, Ltd.	5,424,960	1,903,847
Kenya Electricity Generating Co., Ltd.	1,449,600	150,017
Kenya Power & Lighting, Ltd.	8,246,893	1,670,641
Mumias Sugar Co., Ltd.	3,556,814	202,666
Nation Media Group, Ltd.	302,980	779,530
NIC Bank, Ltd.	775,432	346,169
Safaricom, Ltd.	72,568,900	4,219,122
Standard Chartered Bank Kenya, Ltd.	309,721	844,500

		$23,241,851

Security	Shares	Value

Kuwait — 1.6%
Abyaar Real Estate Development(1)	1,440,000	$196,218
Agility Public Warehousing Co. KSC	950,000	1,739,571
Ahli United Bank	209,475	612,470
Al Ahli Bank of Kuwait KSC	114,187	228,770
Al Safwa Group Holding Co. KSC(1)(2)	7,920,000	292,916
Al-Mazaya Holding Co.(1)	520,000	136,641
Al-Qurain Petrochemicals Co.	1,460,000	926,757
Boubyan Petrochemicals Co.	1,875,000	3,886,571
Burgan Bank SAK	694,344	1,312,858
Combined Group Contracting Co.	119,185	626,700
Commercial Bank of Kuwait SAK(1)	845,000	2,138,676
Commercial Real Estate Co. KSCC	2,369,266	599,209
Gulf Bank(1)	1,276,500	1,911,123
Gulf Cable and Electrical Industries Co.	165,000	741,363
Hits Telecom Holding KSC(1)	1,320,000	275,637
Kuwait Finance House KSC	1,611,088	4,658,147
Kuwait Foods Co. (Americana)	395,000	2,447,828
Kuwait International Bank	818,000	862,187
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	321,556
Kuwait Portland Cement Co.	192,500	715,463
Kuwait Projects Co. Holdings KSC	875,168	1,217,766
Kuwait Real Estate Co.(1)	1,720,000	300,780
Mabanee Co. SAKC	723,700	3,039,725
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	2,855,000	7,942,362
National Bank of Kuwait SAK	2,209,044	7,566,628
National Industries Group Holding(1)	3,447,500	2,630,043
National Investment Co.(1)	645,000	303,074
National Real Estate Co.(1)	569,800	257,618
Sultan Center Food Products Co.(1)	2,160,000	788,139

		$48,676,796

Latvia — 0.0%(5)
Grindeks(1)	12,000	$103,436
Latvian Shipping Co(1)	96,000	45,790

		$149,226

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,501,963
Byblos Bank	838,110	1,333,232
Solidere, Class A	275,848	3,589,667
Solidere, Class B	5,516	70,818

		$6,495,680

13	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Lithuania — 0.1%
Apranga PVA	363,680	$1,027,055
Bankas Snoras(1)(2)	1,114,759	0
Invalda PVA(1)	70,800	184,840
Klaipedos Nafta PVA	1,576,663	767,905
Lesto AB	100,536	80,225
Lietuvos Dujos	200,000	148,042
Lietuvos Energijas Gamyba AB(1)	19,013	9,542
LITGRID Turtas AB	18,780	13,091
Panevezio Statybos Trestas(1)	323,592	399,067
Pieno Zvaigzdes	94,000	221,636
Rokiskio Suris	177,000	327,912
Siauliu Bankas(1)	827,358	251,895

		$3,431,210

Malaysia — 3.0%
Aeon Co. (M) Bhd	184,200	$850,759
Affin Holdings Bhd	236,000	266,812
Airasia Bhd	851,000	765,708
Alliance Financial Group Bhd	330,800	477,703
AMMB Holdings Bhd	615,900	1,372,683
Axiata Group Bhd	1,505,175	3,255,600
Batu Kawan Bhd	100,300	623,811
Berjaya Corp. Bhd	2,498,100	483,328
Berjaya Sports Toto Bhd	445,097	648,837
Boustead Holdings Bhd	412,500	704,331
British American Tobacco Malaysia Bhd	73,000	1,485,582
Bursa Malaysia Bhd	224,600	457,970
CIMB Group Holdings Bhd	1,417,266	3,547,589
Dialog Group Bhd	2,232,664	1,762,035
Digi.com Bhd	1,334,000	2,318,492
Gamuda Bhd	1,965,800	2,347,688
Genting Bhd	1,174,900	3,551,921
Genting Plantations Bhd	261,000	771,364
Hong Leong Bank Bhd	252,400	1,223,209
Hong Leong Financial Group Bhd	90,500	391,950
IGB Corp. Bhd	315,120	237,867
IJM Corp. Bhd	1,007,020	1,647,383
IOI Corp. Bhd	1,671,268	2,793,609
Kinsteel Bhd(1)	1,475,000	145,371
KLCC Property Holdings Bhd	250,000	515,256
KNM Group Bhd(1)	973,075	145,654
Kuala Lumpur Kepong Bhd	227,650	1,793,835
Kulim (Malaysia) Bhd	792,800	1,273,510
Lafarge Malayan Cement Bhd	691,260	2,180,556
Landmarks Bhd(1)	576,800	182,858
Lion Industries Corp. Bhd	436,600	141,827

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	1,152,486	$3,475,932
Malaysia Airports Holdings Bhd	200,000	341,631
Malaysian Airline System Bhd(1)	683,133	159,615
Malaysian Resources Corp. Bhd	1,188,000	608,324
Maxis Bhd	1,245,600	2,711,745
Media Prima Bhd	567,300	434,133
MISC Bhd(1)	638,440	901,774
MMC Corp. Bhd	662,000	569,531
Muhibbah Engineering (M) Bhd	639,400	173,243
Multi-Purpose Holdings Bhd	430,540	494,018
Parkson Holdings Bhd	570,622	975,579
Petronas Chemicals Group Bhd	2,573,300	5,399,889
Petronas Dagangan Bhd	374,700	2,883,566
Petronas Gas Bhd	228,000	1,457,727
PPB Group Bhd	300,400	1,140,295
Public Bank Bhd	702,398	3,747,936
Resorts World Bhd	1,613,100	1,883,155
RHB Capital Bhd	260,500	656,936
Sapurakencana Petroleum Bhd(1)	3,311,852	3,434,073
Shell Refining Co. Bhd	201,100	551,849
Sime Darby Bhd	2,443,409	7,631,121
Sino Hua-An International Bhd(1)	2,699,600	123,645
Sunway Bhd(1)	378,040	295,389
Sunway Real Estate Investment Trust	1,028,200	521,835
Supermax Corp. Bhd	500,000	317,071
Ta Ann Holdings Bhd	355,899	408,308
Tan Chong Motor Holdings Bhd	219,000	331,259
Telekom Malaysia Bhd	845,000	1,671,678
Tenaga Nasional Bhd	1,057,531	2,404,132
Top Glove Corp. Bhd	210,000	387,100
UEM Land Holdings Bhd(1)	584,700	405,156
UMW Holdings Bhd	391,900	1,535,888
Unisem (M) Bhd	799,500	225,389
Wah Seong Corp. Bhd	682,750	369,467
WCT Bhd	804,425	621,320
YTL Corp. Bhd	2,079,418	1,297,555
YTL Power International Bhd	1,521,299	778,182

		$89,690,544

Mauritius — 0.6%
CIM Financial Services, Ltd.(1)	1,310,985	$225,292
Ireland Blyth, Ltd.	64,209	166,223
LUX Island Resorts, Ltd.(1)	720,980	382,725
Mauritius Commercial Bank	1,535,695	8,594,504
New Mauritius Hotels, Ltd.(1)	1,267,600	2,354,044
Rogers & Co., Ltd.	48,555	237,959

14	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mauritius (continued)
State Bank of Mauritius, Ltd.	1,389,749	$4,081,438
Sun Resorts, Ltd.	656,202	600,648
Terra Mauricia, Ltd.	464,700	587,363
United Basalt Products, Ltd.	102,150	310,600

		$17,540,796

Mexico — 6.4%
Alfa SAB de CV, Series A	4,733,120	$10,062,132
America Movil SAB de CV, Series L	31,927,522	36,777,794
Bolsa Mexicana de Valores SAB de CV	520,000	1,311,435
Cemex SAB de CV, Series CPO(1)	10,933,870	10,767,827
Coca-Cola Femsa SA de CV, Series L	102,000	1,516,471
Compartamos SAB de CV	2,866,100	4,095,284
Corporacion GEO SAB de CV, Series B(1)	316,700	370,447
Embotelladoras Arca SAB de CV	215,100	1,601,315
Empresas ICA SAB de CV(1)	952,500	2,377,879
Fomento Economico Mexicano SAB de CV, Series UBD	1,277,500	12,792,493
Genomma Lab Internacional SA de CV(1)	620,500	1,274,957
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	1,243,989
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	2,043,734
Grupo Bimbo SA de CV, Series A	1,682,508	4,356,509
Grupo Carso SA de CV, Series A1	927,400	4,557,973
Grupo Comercial Chedraui SA de CV	132,800	431,492
Grupo Elektra SA de CV	49,226	2,090,704
Grupo Financiero Banorte SAB de CV, Class O	2,962,300	19,128,690
Grupo Financiero Inbursa SAB de CV, Class O	4,212,816	12,769,171
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,205,574	11,563,705
Grupo Modelo SA de CV, Series C	447,600	4,015,010
Grupo Televisa SAB, Series CPO	1,715,518	9,061,802
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,085,252
Industrias CH SAB de CV, Series B(1)	158,452	1,195,288
Industrias Penoles SA de CV	119,329	6,019,023
Inmuebles Carso SAB de CV(1)	927,400	767,674
Kimberly-Clark de Mexico SAB de CV, Class A	1,185,510	3,044,872
Mexichem SAB de CV	849,207	4,717,634
Minera Frisco SAB de CV(1)	873,200	3,681,595
Organizacion Soriana SAB de CV, Class B	166,700	635,782
Promotora y Operadora de Infraestructura SAB de CV(1)	207,900	1,383,180
TV Azteca SAB de CV, Series CPO	1,018,565	664,266
Wal-Mart de Mexico SAB de CV, Series V	3,678,564	12,003,576

		$190,408,955

Security	Shares	Value

Morocco — 1.3%
Alliances Developpement Immobilier SA	19,684	$1,268,172
Attijariwafa Bank	212,000	7,853,665
Banque Centrale Populaire	97,200	2,262,330
Banque Marocaine du Commerce Exterieur (BMCE)	128,000	2,422,471
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	5,430	533,027
Centrale Laitiere	4,200	688,987
Ciments du Maroc	9,810	887,830
Compagnie Generale Immobiliere	10,300	959,624
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	301,464
Credit Immobilier et Hotelier	17,500	477,643
Delta Holding SA	35,000	136,661
Douja Promotion Groupe Addoha SA	478,000	3,564,406
Holcim Maroc SA	7,282	1,700,666
Label Vie(1)	3,700	588,287
Lafarge Ciments	10,400	1,539,536
Managem	12,400	2,212,955
Maroc Telecom	757,016	9,471,752
Samir(1)	24,247	959,642
SONASID (Societe Nationale de Siderurgie)(1)	5,872	710,234
Wafa Assurance	3,400	1,294,499

		$39,833,851

Nigeria — 0.8%
Access Bank PLC	19,508,511	$1,149,597
Ashaka Cement PLC	2,905,875	333,688
Cadbury Nigeria PLC(1)	1,333,333	244,426
Dangote Cement PLC	2,384,961	1,885,167
Dangote Sugar Refinery PLC	7,275,654	278,957
Diamond Bank PLC(1)	12,314,600	390,332
Ecobank Transnational, Inc.	5,970,792	419,517
First Bank of Nigeria PLC	25,692,210	2,598,469
First City Monument Bank PLC(1)	14,755,996	348,920
Flour Mills of Nigeria PLC	376,008	158,026
Forte Oil PLC(1)	583,796	30,638
Guaranty Trust Bank PLC	25,044,700	3,702,575
Guiness Nigeria PLC	507,134	895,777
Lafarge Cement WAPCO Nigeria PLC	2,504,600	945,338
Nestle Nigeria PLC	275,100	1,236,108
Nigerian Breweries PLC	3,079,300	2,910,685
Oando PLC(1)	2,340,323	184,535
PZ Cussons Nigeria PLC	2,463,540	433,682
Skye Bank PLC	16,739,600	460,426
UAC of Nigeria PLC	3,415,250	906,649
Unilever Nigeria PLC	2,750,000	829,711

15	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nigeria (continued)
Union Bank of Nigeria PLC(1)	2,936,181	$141,094
United Bank for Africa PLC(1)	36,714,397	1,072,159
Zenith Bank PLC	25,112,737	3,152,303

		$24,708,779

Oman — 0.7%
Bank Dhofar SAOG	872,212	$804,669
Bank Muscat SAOG	3,408,565	5,120,912
Bank Sohar	2,501,900	1,156,306
Dhofar International Development & Investment Holding Co.	256,825	250,082
Galfar Engineering & Contracting SAOG	930,340	869,455
National Bank of Oman, Ltd.	866,360	642,519
Oman Cables Industry SAOG	112,400	327,640
Oman Cement Co. SAOG	768,532	1,276,258
Oman Flour Mills Co., Ltd. SAOG	543,700	674,648
Oman International Bank SAOG	1,447,577	772,692
Oman Telecommunications Co.	1,262,260	4,818,227
Omani Qatari Telecommunications Co. SAOG	671,100	800,151
Ominvest	664,096	664,755
Raysut Cement Co. SAOG	468,410	1,746,731
Renaissance Holdings Co.(1)	1,085,940	1,424,591
Shell Oman Marketing Co.	66,100	411,441

		$21,761,077

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	235,620	$165,034
AkzoNobel Pakistan, Ltd.(1)	56,145	49,968
Attock Petroleum, Ltd.	99,000	524,472
Bank Alfalah, Ltd.	1,396,394	242,186
D.G. Khan Cement Co., Ltd.	850,320	479,209
Engro Corp., Ltd.	1,138,716	1,079,149
Fauji Fertilizer Bin Qasim, Ltd.	841,000	332,669
Fauji Fertilizer Co., Ltd.	1,336,114	1,607,450
Habib Bank, Ltd.	219,615	265,931
Hub Power Co., Ltd.	5,237,900	2,422,727
ICI Pakistan, Ltd.	9,818	17,690
Indus Motor Co., Ltd.	89,500	249,231
Kot Addu Power Co., Ltd.	1,343,500	684,173
Lucky Cement, Ltd.	883,300	1,381,993
Millat Tractors, Ltd.	44,900	261,190
Muslim Commercial Bank, Ltd.	1,626,848	3,513,861
National Bank of Pakistan	1,675,240	854,076
Nishat Mills, Ltd.	2,403,980	1,581,394
Oil & Gas Development Co., Ltd.	1,601,500	3,186,832

Security	Shares	Value

Pakistan (continued)
Pakistan Oil Fields, Ltd.	273,700	$1,244,028
Pakistan Petroleum, Ltd.	926,852	1,695,431
Pakistan State Oil Co., Ltd.	388,680	932,851
Pakistan Telecommunication Co., Ltd.(1)	4,498,500	807,594
United Bank, Ltd.	1,302,825	1,130,258

		$24,709,397

Peru — 1.5%
Alicorp SA	2,077,461	$6,755,309
Banco Continental SA	304,362	794,143
Cia de Minas Buenaventura SA	82,880	2,987,252
Cia de Minas Buenaventura SA ADR	138,176	4,967,427
Cia Minera Milpo SA	808,171	934,027
Credicorp, Ltd. ADR	65,435	9,590,154
Edegel SA	2,023,411	1,783,614
Ferreyros SA	717,033	618,011
Grana y Montero SA	965,092	3,667,539
Intergroup Financial Services Corp.	40,900	1,464,220
Luz del Sur SAA	83,400	279,361
Minsur SA	1,384,773	1,274,914
Sociedad Minera Cerro Verde SAA(1)	47,600	1,808,800
Sociedad Minera el Brocal SA	32,370	440,689
Southern Copper Corp.	147,455	5,582,646
Volcan Cia Minera SA, Class B	2,403,598	2,438,910

		$45,387,016

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	3,648,000	$4,720,317
Aboitiz Power Corp.	1,264,300	1,138,544
ABS-CBN Holdings Corp. PDR	236,200	196,304
Alliance Global Group, Inc.	5,313,100	2,177,199
Ayala Corp.	211,838	2,675,052
Ayala Land, Inc.	3,534,608	2,284,669
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,608
Bank of the Philippine Islands	1,051,521	2,439,343
BDO Unibank, Inc.(1)	1,198,920	2,130,148
DMCI Holdings, Inc.	716,100	941,060
Energy Development Corp.	5,342,650	880,525
Filinvest Land, Inc.	16,105,546	585,080
First Gen Corp.(1)	1,129,760	614,316
First Philippine Holdings Corp.	207,200	454,731
Globe Telecom, Inc.	22,170	591,544
GMA Holdings, Inc. PDR	1,242,100	281,340
International Container Terminal Services, Inc.	551,900	997,057
JG Summit Holding, Inc.	2,893,700	2,791,303

16	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Jollibee Foods Corp.	467,000	$1,163,312
Lopez Holdings Corp.	11,450,000	1,755,678
Manila Electric Co.	367,104	2,338,574
Manila Water Co.	481,700	376,222
Megaworld Corp.	10,700,000	724,278
Metropolitan Bank & Trust Co.	747,479	1,861,026
Nickel Asia Corp.	1,613,850	634,107
Philex Mining Corp.	3,645,900	1,334,180
Philex Petroleum Corp.(1)	691,700	504,268
Philippine Long Distance Telephone Co.	52,460	3,242,084
Robinsons Land Corp.	1,290,000	653,095
San Miguel Corp.	138,800	356,678
Semirara Mining Corp.	310,100	1,763,984
SM Investments Corp.	223,132	4,814,632
SM Prime Holdings, Inc.	6,140,050	2,475,021
Universal Robina Corp.	1,148,700	2,347,051
Vista Land & Lifescapes, Inc.	6,128,000	727,016

		$52,978,346

Poland — 3.5%
Agora SA	69,000	$231,456
AmRest Holdings SE(1)	30,208	941,786
Asseco Poland SA	256,570	3,762,177
Bank Handlowy w Warszawie SA	38,385	1,219,044
Bank Millennium SA(1)	697,490	991,090
Bank Pekao SA	127,585	6,923,274
Bioton SA(1)	19,451,400	628,448
Boryszew SA(1)	3,500,000	706,265
BRE Bank SA(1)	24,950	2,631,181
Budimex SA	43,576	987,564
Cinema City International NV(1)	53,500	454,743
Cyfrowy Polsat SA(1)	709,480	3,757,779
Eurocash SA	288,203	4,077,176
Getin Holding SA(1)	333,533	304,529
Getin Noble Bank SA(1)	1,000,718	582,169
Globe Trade Centre SA(1)	364,288	1,170,255
Grupa Lotos SA(1)	176,940	2,365,659
Jastrzebska Spolka Weglowa SA	55,400	1,660,758
Kernel Holding SA(1)	13,100	283,373
KGHM Polska Miedz SA	169,118	10,447,617
KOPEX SA(1)	104,700	599,200
LC Corp. SA(1)	608,300	231,044
LPP SA	2,402	3,543,699
Lubelski Wegiel Bogdanka SA	43,100	1,902,701
Netia SA(1)	639,700	889,500
NG2 SA	45,300	1,078,285
Orbis SA	138,180	1,697,949

Security	Shares	Value

Poland (continued)
Polimex-Mostostal SA(1)	3,573,572	$723,969
Polish Oil & Gas(1)	2,342,566	3,951,287
Polska Grupa Energetyczna SA	1,276,600	7,531,445
Polski Koncern Naftowy Orlen SA(1)	406,795	6,520,817
Powszechna Kasa Oszczednosci Bank Polski SA	882,382	10,567,304
Powszechny Zaklad Ubezpieczen SA	69,100	9,782,593
Rovese SA(1)	170,700	79,258
Tauron Polska Energia SA	2,465,000	3,786,312
Telekomunikacja Polska SA	1,109,645	4,377,411
Telekomunikacja Polska SA GDR(4)	76,100	300,724
Telekomunikacja Polska SA GDR(3)	169,000	667,837
TVN SA	906,566	2,908,747

		$105,266,425

Qatar — 1.7%
Al Meera Consumer Goods Co.	26,500	$1,151,907
Barwa Bank(1)(2)	152,394	269,078
Barwa Real Estate Co.	126,643	957,197
Commercial Bank of Qatar	72,232	1,410,060
Doha Bank, Ltd.	63,819	885,488
Gulf International Services QSC	204,380	1,682,039
Industries Qatar	284,707	12,172,456
Masraf Al Rayan	507,800	3,458,441
Qatar Electricity & Water Co.	60,800	2,220,441
Qatar Fuel	16,500	1,243,555
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,310,561
Qatar Insurance Co.	29,409	542,473
Qatar International Islamic Bank	32,210	460,276
Qatar Islamic Bank	81,415	1,676,920
Qatar National Bank	248,486	8,960,423
Qatar National Cement Co.	12,559	369,566
Qatar National Navigation	93,351	1,625,950
Qatar Telecom QSC	181,595	5,206,052
United Development Co.(1)	154,518	758,202
Vodafone Qatar(1)	770,600	1,774,975

		$49,136,060

Romania — 0.6%
Antibiotice SA	1,559,438	$174,414
Banca Transilvania(1)	13,952,420	5,253,538
Biofarm Bucuresti	8,097,100	502,935
BRD-Group Societe Generale	2,483,100	5,986,231
OMV Petrom SA	43,591,503	5,550,487
Transelectrica SA	101,000	381,218
TRANSGAZ SA Medias	5,376	348,481

		$18,197,304

17	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia — 6.2%
Aeroflot-Russian Airlines	749,030	$1,108,033
AvtoVAZ(1)	2,100,000	1,094,730
CTC Media, Inc.	357,900	2,784,462
Evraz PLC	107,250	460,286
Federal Grid Co. Unified Energy System JSC(1)	309,215,100	2,058,445
Federal Hydrogenerating Co. JSC	151,778,826	3,646,942
Gazprom Neft	77,000	358,604
IDGC Holding JSC(1)	21,000,000	1,357,104
LUKOIL OAO ADR	223,400	14,999,268
LUKOIL OAO GDR	66,100	4,461,750
Magnit OJSC	26,200	4,156,681
Magnitogorsk Iron & Steel Works GDR(1)(3)	58,800	264,814
Mail.ru Group, Ltd. GDR(3)	65,100	2,273,824
Mechel ADR	203,500	1,410,255
MMC Norilsk Nickel ADR	114,877	2,117,183
MMC Norilsk Nickel GDR	270,860	5,070,848
Mobile TeleSystems ADR	101,500	1,892,975
Mobile TeleSystems OJSC	1,435,719	11,577,193
Mosenergo	7,630,462	334,168
NovaTek OAO GDR(3)	61,800	7,549,958
Novolipetsk Steel GDR(3)	35,000	725,420
OAO Gazprom ADR	2,861,000	27,652,830
OAO Inter Rao Ues(1)	1,993,581,189	1,626,762
OAO TMK GDR(1)(3)	42,000	651,179
PIK Group GDR(1)(3)	100,000	222,012
Polymetal International PLC	48,800	945,142
Rosneft Oil Co. GDR(1)(3)	796,600	7,218,189
Rostelecom	516,300	2,054,218
Rostelecom ADR	63,133	1,546,127
Sberbank of Russia(3)	6,931,380	21,187,059
Sberbank of Russia ADR	488,350	6,122,484
Sberbank of Russia, PFC Shares	862,200	1,909,332
Severstal OAO GDR(3)	39,600	492,068
Sistema JSFC GDR(3)	128,500	2,629,146
Surgutneftegas OJSC ADR	176,000	1,587,520
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,626,800
Surgutneftegas OJSC GDR	522,200	4,703,521
Tatneft ADR	167,432	7,454,598
TGK-2(1)	47,290,846	3,500
Transneft, PFC Shares	800	1,824,555
Uralkali OJSC	329,500	2,526,153
Uralkali OJSC GDR(3)	70,400	2,728,101
VimpelCom, Ltd. ADR	464,130	4,868,724
VTB Bank OJSC GDR(3)	1,712,874	6,061,289
X5 Retail Group NV GDR(1)(3)	275,800	4,992,454
Yandex NV, Class A(1)	113,400	2,446,038

		$184,782,744

Security	Shares	Value

Slovenia — 0.5%
Gorenje DD	80,554	$403,798
KRKA DD	120,682	7,944,047
Luka Koper(1)	34,436	361,685
Mercator Poslovni Sistem	7,524	1,128,928
Nova Kreditna Banka Maribor(1)	156,914	271,892
Petrol	5,072	1,580,499
Sava DD(1)	2,986	13,437
Telekom Slovenije DD	21,671	2,738,704
Zavarovalnica Triglav DD	57,322	1,253,997

		$15,696,987

South Africa — 6.3%
ABSA Group, Ltd.	140,173	$2,728,925
Adcock Ingram Holdings, Ltd.	72,016	458,653
AECI, Ltd.	48,300	455,459
African Bank Investments, Ltd.	415,015	1,583,742
African Oxygen, Ltd. (AFROX)	143,280	398,225
African Rainbow Minerals, Ltd.	44,100	993,280
Anglo Platinum, Ltd.	24,200	1,281,259
AngloGold Ashanti, Ltd.	141,034	4,410,984
AngloGold Ashanti, Ltd. ADR	25,699	806,178
Arcelormittal South Africa, Ltd.(1)	69,201	295,870
Arrowhead Properties, Ltd., Class A	42,300	33,203
Arrowhead Properties, Ltd., Class B	42,300	32,375
Aspen Pharmacare Holdings, Ltd.(1)	195,268	3,909,512
Astral Foods, Ltd.	26,100	318,485
Aveng, Ltd.	516,996	1,873,907
AVI, Ltd.	228,000	1,615,236
Barloworld, Ltd.	336,700	3,491,885
Bidvest Group, Ltd.	357,503	9,146,246
Capital Property Fund	592,025	748,416
Clicks Group, Ltd.	218,200	1,681,406
DataTec, Ltd.	285,500	1,653,171
Discovery Holdings, Ltd.	221,254	1,631,965
FirstRand, Ltd.	1,633,485	6,010,829
Foschini, Ltd.	104,323	1,741,593
Gold Fields, Ltd.	310,680	3,856,594
Grindrod, Ltd.	416,000	779,749
Group Five, Ltd.	115,500	384,295
Growthpoint Properties, Ltd.	608,900	1,761,892
Harmony Gold Mining Co., Ltd.	172,600	1,524,145
Hyprop Investments, Ltd.	65,400	563,770
Illovo Sugar, Ltd.	51,000	178,533
Impala Platinum Holdings, Ltd.	253,886	5,077,496
Imperial Holdings, Ltd.	61,800	1,457,418
Investec, Ltd.	106,800	744,690

18	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
JSE, Ltd.	45,700	$422,250
Kumba Iron Ore, Ltd.	35,800	2,422,338
Kumba Resources, Ltd.	84,500	1,702,539
Lewis Group, Ltd.	39,800	325,166
Liberty Holdings, Ltd.	52,100	686,344
Life Healthcare Group Holdings, Ltd.	433,721	1,743,025
Massmart Holdings, Ltd.	48,804	1,106,515
Mediclinic International, Ltd.	161,590	1,047,762
MMI Holdings, Ltd.	413,933	1,088,466
Mondi, Ltd.	29,155	318,514
Mr. Price Group, Ltd.	188,400	3,122,380
MTN Group, Ltd.	1,623,880	34,180,572
Murray & Roberts Holdings, Ltd.(1)	315,200	921,716
Nampak, Ltd.	246,700	929,857
Naspers, Ltd., Class N	167,576	10,823,866
Nedbank Group, Ltd.	101,000	2,257,134
Netcare, Ltd.	395,900	918,811
Northam Platinum, Ltd.	130,300	589,781
Pick’n Pay Holdings, Ltd.	125,270	291,116
Pick’n Pay Stores, Ltd.	152,660	802,554
PPC, Ltd.	183,714	742,502
Redefine Properties, Ltd.	1,341,296	1,486,155
Remgro, Ltd.	203,605	3,842,679
Reunert, Ltd.	257,600	2,312,814
RMB Holdings, Ltd.	380,500	1,840,030
RMI Holdings	449,000	1,101,060
Sanlam, Ltd.	773,090	4,116,620
Santam, Ltd.	27,610	622,646
Sappi, Ltd.(1)	270,600	991,926
Sasol, Ltd.	243,236	10,489,103
Shoprite Holdings, Ltd.	201,153	4,879,794
Spar Group, Ltd.	79,260	1,237,225
Standard Bank Group, Ltd.	488,549	6,890,960
Steinhoff International Holdings, Ltd.(1)	552,500	1,795,984
Sun International, Ltd.	33,860	380,498
Telkom South Africa, Ltd.(1)	333,000	663,936
Tiger Brands, Ltd.	72,016	2,777,035
Tongaat-Hulett	25,322	402,425
Truworths International, Ltd.	192,241	2,475,569
Vodacom Group (Pty), Ltd.	248,600	3,658,540
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,213,628
Woolworths Holdings, Ltd.	355,542	2,992,851

		$186,244,072

South Korea — 6.2%
AMOREPACIFIC Corp.	783	$887,620
AMOREPACIFIC Group, Inc.	2,641	1,151,196

Security	Shares	Value

South Korea (continued)
BS Financial Group, Inc.	73,284	$908,686
Celltrion, Inc.	48,406	1,182,065
Cheil Industries, Inc.	19,900	1,759,096
Cheil Worldwide, Inc.	21,650	436,732
CJ CheilJedang Corp.	2,100	701,947
CJ Corp.	9,583	1,065,088
CJ O Shopping Co., Ltd.	1,122	290,397
Daelim Industrial Co., Ltd.	6,870	562,695
Daesang Corp.	29,700	729,205
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	562,677
Daewoo Industrial Development Co., Ltd.(1)	3,501	42,982
Daewoo International Corp.	10,502	391,150
Daewoo Securities Co., Ltd.	86,759	986,077
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	509,834
Daishin Securities Co.	14,000	131,405
DGB Financial Group Co., Ltd.	50,580	690,053
Dong-A Pharmaceutical Co., Ltd.	4,228	430,631
Dongbu Insurance Co., Ltd.	16,120	696,419
Dongkuk Steel Mill Co., Ltd.	18,400	237,495
Doosan Corp.	4,600	558,847
Doosan Heavy Industries & Construction Co., Ltd.	10,750	457,399
Doosan Infracore Co., Ltd.(1)	22,060	354,613
E-Mart Co., Ltd.	5,011	1,113,979
GS Engineering & Construction Corp.	6,000	324,830
GS Holdings Corp.	20,654	1,407,774
Hana Financial Group, Inc.	89,600	2,929,117
Hanjin Shipping Co., Ltd.(1)	74,800	842,927
Hanjin Transportation Co., Ltd.	10,500	194,264
Hankook Tire Co., Ltd.(1)	27,617	1,212,432
Hankook Tire Worldwide Co., Ltd.	6,312	117,326
Hanwha Chemical Corp.	65,820	1,139,490
Hanwha Corp.	27,900	894,545
Hanwha Securities Co., Ltd.	49,695	197,019
Hite-Jinro Co., Ltd.	7,206	204,572
Honam Petrochemical Corp.	6,600	1,537,621
Hotel Shilla Co., Ltd.	12,750	528,474
Hynix Semiconductor, Inc.(1)	104,870	2,550,416
Hyosung Corp.	8,400	582,681
Hyundai Department Store Co., Ltd.	3,900	580,228
Hyundai Development Co.	13,980	285,085
Hyundai Engineering & Construction Co., Ltd.	14,670	967,086
Hyundai Glovis Co., Ltd.	7,450	1,550,641
Hyundai Heavy Industries Co., Ltd.	11,813	2,687,727
Hyundai Marine & Fire Insurance Co., Ltd.	27,850	869,349
Hyundai Merchant Marine Co., Ltd.(1)	30,100	666,834
Hyundai Mipo Dockyard Co., Ltd.	2,620	314,293

19	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hyundai Mobis	17,000	$4,612,253
Hyundai Motor Co.	37,690	7,769,569
Hyundai Motor Co., PFC Shares	12,900	915,285
Hyundai Securities Co., Ltd.	48,800	414,974
Hyundai Steel Co.	20,500	1,701,438
Industrial Bank of Korea	71,500	799,355
Kangwon Land, Inc.	36,658	1,001,890
KB Financial Group, Inc.	87,829	3,137,153
KB Financial Group, Inc. ADR	48,488	1,740,719
KCC Corp.	1,710	477,898
Kia Motors Corp.	59,700	3,174,462
KIWOOM Securities Co., Ltd.	8,011	443,887
Korea Electric Power Corp.(1)	112,610	3,197,576
Korea Exchange Bank(1)	82,200	588,084
Korea Express Co., Ltd.(1)	4,378	413,417
Korea Gas Corp.	12,900	907,376
Korea Investment Holdings Co., Ltd.	10,400	417,556
Korea Zinc Co., Ltd.	5,400	2,064,181
Korean Air Lines Co., Ltd.(1)	16,966	722,620
Korean Reinsurance Co.	26,946	290,360
KT Corp.	87,949	2,924,763
KT&G Corp.	35,480	2,685,628
KTB Securities Co., Ltd.(1)	80,000	169,393
LG Chem, Ltd.	15,704	4,908,313
LG Corp.	19,570	1,198,851
LG Display Co., Ltd.(1)	39,300	1,159,167
LG Electronics, Inc.	22,196	1,540,481
LG Hausys, Ltd.	4,611	342,593
LG Household & Health Care, Ltd.	2,300	1,409,004
LG Life Sciences, Ltd.(1)	9,500	400,821
LG Uplus Corp.	55,513	406,245
LIG Insurance Co., Ltd.	14,790	357,352
Lotte Shopping Co., Ltd.	4,500	1,589,204
LS Corp.	7,030	622,794
LS Industrial Systems Co., Ltd.	4,500	283,757
MegaStudy Co., Ltd.	2,500	184,416
Mirae Asset Securities Co., Ltd.	10,170	341,693
Namhae Chemical Corp.	32,500	233,856
NCsoft Corp.	5,300	749,994
Neo Holdings Co., Ltd.(1)(2)	4,600	0
NHN Corp.	9,658	2,051,579
Nong Shim Co., Ltd.	1,100	278,967
OCI Co., Ltd.	7,120	1,109,147
ORION Corp.	1,000	1,025,725
POSCO	24,900	8,157,001
S-Oil Corp.	15,372	1,518,325

Security	Shares	Value

South Korea (continued)
S1 Corp.	10,130	$662,209
Samsung C&T Corp.	29,430	1,738,431
Samsung Card Co., Ltd.	22,360	766,368
Samsung Electro-Mechanics Co., Ltd.	16,480	1,540,562
Samsung Electronics Co., Ltd.	28,830	41,422,931
Samsung Electronics Co., Ltd., PFC Shares	620	498,204
Samsung Engineering Co., Ltd.	5,300	825,726
Samsung Fine Chemicals Co., Ltd.	10,800	619,422
Samsung Fire & Marine Insurance Co., Ltd.	15,174	3,082,560
Samsung Heavy Industries Co., Ltd.	34,100	1,245,951
Samsung Life Insurance Co., Ltd.	35,500	3,131,023
Samsung SDI Co., Ltd.	7,200	1,021,936
Samsung Securities Co., Ltd.	24,112	1,215,763
Samsung Techwin Co., Ltd.	8,485	476,291
Shinhan Financial Group Co., Ltd.	167,762	6,139,672
Shinsegae Co., Ltd.	1,770	361,019
SK Chemicals Co., Ltd.	7,300	409,533
SK Holdings Co., Ltd.	6,541	1,106,206
SK Innovation Co., Ltd.	22,071	3,651,948
SK Networks Co., Ltd.	40,500	321,001
SK Telecom Co., Ltd.	14,400	2,053,183
SK Telecom Co., Ltd. ADR	25,326	400,911
STX Pan Ocean Co., Ltd.	39,400	175,534
TONGYANG Securities, Inc.	47,500	183,258
Woongjin Coway Co., Ltd.(1)	15,560	632,599
Woori Finance Holdings Co., Ltd.	135,300	1,509,259
Woori Investment & Securities Co., Ltd.	65,922	739,326
Yuhan Corp.	2,370	383,628
Zyle Motor Sales Corp.(1)	4,895	42,982

		$186,219,577

Taiwan — 6.1%
Acer, Inc.(1)	873,380	$761,661
Advanced Semiconductor Engineering, Inc.	1,687,281	1,468,980
Advantech Co., Ltd.	186,849	791,787
Altek Corp.	294,911	174,019
Ambassador Hotel	221,000	241,646
AmTRAN Technology Co., Ltd.	376,765	294,515
Asia Cement Corp.	824,993	1,065,044
Asia Optical Co., Inc.(1)	187,913	175,926
Asustek Computer, Inc.	216,174	2,448,035
AU Optronics Corp.(1)	2,203,925	1,000,120
AU Optronics Corp. ADR(1)	33,754	151,893
Capital Securities Corp.	605,143	233,740
Catcher Technology Co., Ltd.	215,100	1,080,267
Cathay Financial Holding Co., Ltd.	3,296,785	3,595,464

20	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Cathay Real Estate Development Co., Ltd.	660,000	$321,412
Chang Hwa Commercial Bank	1,596,664	882,256
Cheng Shin Rubber Industry Co., Ltd.	1,226,914	3,213,156
Cheng Uei Precision Industry Co., Ltd.	149,516	324,252
Chicony Electronics Co., Ltd.	155,791	363,287
Chimei Innolux Corp.(1)	2,121,389	1,147,159
China Airlines, Ltd.(1)	940,963	390,396
China Development Financial Holding Corp.(1)	6,528,106	1,718,687
China Life Insurance Co., Ltd.(1)	1,028,646	934,817
China Motor Corp.	1,026,930	968,639
China Petrochemical Development Corp.	1,006,857	628,778
China Steel Corp.	4,810,864	4,542,934
Chinatrust Financial Holding Co., Ltd.	4,548,633	2,704,555
Chipbond Technology Corp.	240,000	473,899
Chong Hong Construction Co., Ltd.	150,351	441,269
Chunghwa Telecom Co., Ltd.	2,189,909	7,133,832
Clevo Co.	206,579	256,348
CMC Magnetics Corp.(1)	1,370,000	232,416
Compal Electronics, Inc.	1,488,557	1,008,263
Coretronic Corp.	282,312	219,979
D-Link Corp.	359,590	228,773
Delta Electronics, Inc.	566,603	2,088,176
Dynapack International Technology Corp.	67,666	269,066
E Ink Holdings, Inc.	249,000	191,498
E.Sun Financial Holding Co., Ltd.	2,042,891	1,149,843
Elan Microelectronics Corp.	142,410	231,706
Epistar Corp.	321,439	588,894
Eternal Chemical Co., Ltd.	310,905	270,658
EVA Airways Corp.(1)	1,149,999	676,281
Evergreen International Storage & Transport Corp.	266,000	186,100
Evergreen Marine Corp.(1)	829,717	498,536
Everlight Chemical Industrial Corp.	311,850	233,854
Everlight Electronics Co., Ltd.	103,212	136,610
Far Eastern Department Stores, Ltd.	1,037,848	1,084,362
Far Eastern International Bank	860,164	347,151
Far Eastern New Century Corp.	1,227,162	1,409,032
Far EasTone Telecommunications Co., Ltd.	1,012,364	2,584,946
Faraday Technology Corp.	437,215	583,398
Feng Hsin Iron & Steel Co., Ltd.	172,000	307,429
First Financial Holding Co., Ltd.	2,742,676	1,680,386
First Steamship Co., Ltd.	119,084	108,957
Formosa Chemicals & Fibre Corp.	1,409,364	3,659,930
Formosa International Hotels Corp.	30,598	412,912
Formosa Petrochemical Corp.	985,153	2,932,990
Formosa Plastics Corp.	1,990,436	5,412,278
Formosa Taffeta Co., Ltd.	545,000	527,567

Security	Shares	Value

Taiwan (continued)
Formosan Rubber Group, Inc.	450,000	$324,496
Foxconn International Holdings, Ltd.(1)	1,168,000	574,447
Foxconn Technology Co., Ltd.	302,512	955,667
Fubon Financial Holding Co., Ltd.	2,872,833	3,487,963
Giant Manufacturing Co., Ltd.	228,093	1,312,998
Gintech Energy Corp.(1)	266,294	251,096
Goldsun Development & Construction Co., Ltd.	617,053	239,420
Great Wall Enterprise Co., Ltd.	247,202	227,258
HannStar Display Corp.(1)	926,742	102,497
Highwealth Construction Corp.	166,952	315,458
Hon Hai Precision Industry Co., Ltd.	2,763,019	8,552,421
Hotai Motor Co., Ltd.	98,000	792,033
HTC Corp.	208,311	2,175,888
Hua Nan Financial Holdings Co., Ltd.	1,984,792	1,152,490
Huaku Development Co., Ltd.	187,010	457,739
Inotera Memories, Inc.(1)	2,102,619	283,263
Inventec Co., Ltd.	817,753	315,651
King Yuan Electronics Co., Ltd.	711,274	454,700
Kinsus Interconnect Technology Corp.	166,280	525,331
Largan Precision Co., Ltd.	45,042	1,213,257
Lee Chang Yung Chemical Industry Corp.	253,644	316,363
Lite-On Technology Corp.	542,684	724,299
Macronix International Co., Ltd.	1,015,868	305,286
MediaTek, Inc.	322,371	3,606,390
Mega Financial Holding Co., Ltd.	4,171,507	3,267,414
Merida Industry Co., Ltd.	415,150	1,864,201
Mitac International Corp.	626,073	225,664
Motech Industries, Inc.(1)	116,148	109,735
Nan Kang Rubber Tire Co., Ltd.	889,819	1,091,436
Nan Ya Plastics Corp.	2,239,538	4,345,192
Nan Ya Printed Circuit Board Corp.	99,942	124,338
Nanya Technology Corp.(1)	2,813,575	243,449
Neo Solar Power Corp.(1)	144,016	95,250
Novatek Microelectronics Corp., Ltd.	160,479	655,687
Oriental Union Chemical Corp.	453,200	545,619
Pan-International Industrial Co., Ltd.(1)	144,272	135,276
Pegatron Corp.(1)	553,486	720,760
Phison Electronics Corp.	43,692	291,268
Pou Chen Corp.	1,971,764	2,077,122
Powertech Technology, Inc.	160,725	261,006
President Chain Store Corp.	619,120	3,321,797
Qisda Corp.(1)	631,380	159,920
Quanta Computer, Inc.	905,065	2,142,090
Radiant Opto-Electronics Corp.	200,340	831,917
Radium Life Tech Co., Ltd.	322,376	275,639
Realtek Semiconductor Corp.	163,903	349,027

21	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
RichTek Technology Corp.	87,497	$516,050
Ritek Corp.(1)	968,757	133,803
Ruentex Development Co., Ltd.	303,019	630,114
Ruentex Industries, Ltd.	870,071	2,173,714
Sanyang Industrial Co., Ltd.(1)	742,000	453,344
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	604,939
Shin Kong Synthetic Fibers Corp.	965,996	325,204
Siliconware Precision Industries Co., Ltd.	431,260	464,571
Siliconware Precision Industries Co., Ltd. ADR	74,607	398,401
Simplo Technology Co., Ltd.	123,820	629,365
Sincere Navigation	188,000	168,327
Sino-American Silicon Products, Inc.	183,259	219,877
SinoPac Financial Holdings Co., Ltd.	2,413,375	1,041,675
Solar Applied Materials Technology Corp.	329,817	404,239
Synnex Technology International Corp.	651,960	1,207,114
Tainan Spinning Co., Ltd.	937,506	476,288
Taishin Financial Holdings Co., Ltd.	2,806,509	1,121,730
Taiwan Business Bank(1)	1,596,551	482,937
Taiwan Cement Corp.	1,490,118	2,007,884
Taiwan Cooperative Financial Holding Co., Ltd.	1,410,005	797,263
Taiwan Fertilizer Co., Ltd.	312,000	819,596
Taiwan Glass Industry Corp.	252,874	262,889
Taiwan Life Insurance Co., Ltd.(1)	361,770	242,058
Taiwan Mobile Co., Ltd.	904,052	3,340,971
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	20,489,870
Taiwan Tea Corp.	661,346	362,644
Tatung Co., Ltd.(1)	1,214,645	308,595
Teco Electric & Machinery Co., Ltd.	989,000	761,049
Tong Yang Industry Co., Ltd.	370,562	333,381
TPK Holding Co., Ltd.	67,515	1,208,960
Transcend Information, Inc.	63,886	178,777
Tripod Technology Corp.	152,979	330,729
TSRC Corp.	258,940	528,082
TTY Biopharm Co., Ltd.	133,428	518,494
Tung Ho Steel Enterprise Corp.	293,385	301,141
U-Ming Marine Transport Corp.	202,000	324,223
Uni-President Enterprises Corp.	3,299,514	6,078,361
Unimicron Technology Corp.	305,171	326,074
United Microelectronics Corp.	3,348,361	1,353,332
United Microelectronics Corp. ADR	93,397	185,860
Vanguard International Semiconductor Corp.	784,175	546,629
Walsin Lihwa Corp.(1)	1,085,980	373,949
Wan Hai Lines, Ltd.(1)	606,375	351,686
Waterland Financial Holdings	1,455,302	501,680
Wintek Corp.(1)	706,482	377,038
Wistron Corp.	554,123	580,107
WPG Holdings Co., Ltd.	548,136	721,469

Security	Shares	Value

Taiwan (continued)
Yageo Corp.(1)	1,003,000	$319,684
Yang Ming Marine Transport(1)	1,116,288	537,444
Yieh Phui Enterprise	955,867	314,298
Yuanta Financial Holding Co., Ltd.	4,619,071	2,395,781
Yuen Foong Yu Paper Manufacturing Co., Ltd.	866,414	421,255
Yulon Motor Co., Ltd.	1,043,420	1,984,390

		$182,928,317

Thailand — 3.4%
Advanced Info Service PCL(6)	1,279,600	$8,800,834
Airports of Thailand PCL(6)	383,300	1,221,491
Asian Property Development PCL(6)	2,209,200	617,903
Bangkok Bank PCL	104,400	671,225
Bangkok Bank PCL(6)	264,800	1,816,675
Bangkok Bank PCL NVDR	35,000	225,027
Bangkok Dusit Medical Services PCL(6)	781,000	2,904,652
Bangkok Expressway PCL(6)	895,900	1,020,459
Bank of Ayudhya PCL(6)	1,814,000	1,939,932
Banpu PCL(6)	135,800	1,843,160
BEC World PCL(6)	1,531,300	3,569,105
Berli Jucker PCL(6)	630,500	1,278,967
Big C Supercenter PCL(6)	113,000	768,921
Bumrungrad Hospital PCL(6)	368,300	893,512
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	189,867
Central Pattana PCL(6)	540,700	1,448,303
Charoen Pokphand Foods PCL(6)	2,276,500	2,523,125
CP ALL PCL(6)	3,026,100	4,550,290
Delta Electronics (Thailand) PCL(6)	1,147,270	1,201,207
Electricity Generating PCL(6)	189,500	937,209
G Steel PCL(1)(6)	23,786,500	266,804
Glow Energy PCL(6)	377,600	957,896
Hana Microelectronics PCL(6)	1,416,900	1,059,227
Indorama Ventures PCL(6)	1,287,100	1,072,093
IRPC PCL(6)	3,989,000	541,674
Italian-Thai Development PCL(1)(6)	3,169,700	436,724
Kasikornbank PCL(6)	1,026,000	6,528,957
Kiatnakin Bank PCL(6)	350,000	556,822
Krung Thai Bank PCL(6)	2,520,125	1,627,328
Land & Houses PCL	697,800	223,779
Land & Houses PCL(6)	5,499,500	1,763,643
Major Cineplex Group PCL(6)	754,100	470,505
Minor International PCL(6)	2,431,691	1,568,410
Precious Shipping PCL(6)	622,500	289,660
PTT Exploration & Production PCL(6)	1,106,816	5,970,281
PTT Global Chemical PCL(6)	623,650	1,442,862
PTT PCL(6)	605,700	6,621,712
Quality House PCL(6)	5,102,500	358,955

22	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Ratchaburi Electricity Generating Holding PCL(6)	578,300	$1,132,716
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	208,379
Shin Corp. PCL(6)	426,000	965,218
Siam Cement PCL(6)	263,800	4,040,036
Siam City Cement PCL(6)	42,900	590,728
Siam Commercial Bank PCL(6)	1,090,500	6,507,681
Siam Makro PCL(6)	157,600	2,305,005
Sino Thai Engineering & Construction PCL(6)	2,118,900	1,892,729
Thai Airways International PCL(1)(6)	1,290,500	936,782
Thai Beverage PCL	3,621,000	1,177,205
Thai Oil PCL(6)	490,400	1,094,546
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	906,646
Thai Union Frozen Products PCL(6)	860,498	2,030,532
Thanachart Capital PCL(6)	523,300	650,217
Thoresen Thai Agencies PCL(6)	719,990	391,701
TMB Bank PCL(6)	15,227,400	930,554
Total Access Communication PCL(6)	1,135,000	3,258,506
TPI Polene PCL(6)	1,130,500	523,670
True Corp. PCL(1)(6)	7,010,292	1,256,154

		$100,978,201

Turkey — 3.4%
Akbank TAS	1,453,081	$7,210,133
Akcansa Cimento AS	38,000	220,285
Akenerji Elektrik Uretim AS(1)	524,095	484,560
Aksa Akrilik Kimya Sanayii AS	228,054	658,866
Alarko Holding AS	207,704	597,739
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	238,678
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,187,487
Arcelik AS	325,221	2,138,610
Asya Katilim Bankasi AS(1)	874,200	1,088,592
Aygaz AS	177,606	942,420
Bagfas Bandirma Gubre Fabrikalari AS	17,600	534,178
BIM Birlesik Magazalar AS	111,996	5,491,685
Cimsa Cimento Sanayi ve Ticaret AS	64,400	330,578
Coca-Cola Icecek AS	65,400	1,362,974
Dogan Sirketler Grubu Holding AS(1)	2,058,552	1,067,936
Dogus Otomotiv Servis ve Ticaret AS	140,556	678,153
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	373,158
Enka Insaat ve Sanayi AS	1,531,125	4,570,890
Eregli Demir ve Celik Fabrikalari TAS	2,475,605	3,422,019
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	158,565
Gubre Fabrikalari TAS(1)	59,700	476,146
Haci Omer Sabanci Holding AS	848,449	4,694,195
Ihlas Holding AS(1)	1,888,400	1,329,928
Is Gayrimenkul Yatirim Ortakligi AS	409,199	345,901
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,019,018	1,435,912

Security	Shares	Value

Turkey (continued)
KOC Holding AS	906,743	$4,737,682
Koza Altin Isletmeleri AS	68,700	1,662,016
Net Holding AS(1)	282,129	287,142
Petkim Petrokimya Holding AS	606,041	945,833
Sekerbank TAS(1)	658,499	667,898
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	283,308
TAV Havalimanlari Holding AS(1)	257,200	1,317,453
Tekfen Holding AS	307,071	1,250,377
Tofas Turk Otomobil Fabrikasi AS	172,700	1,016,633
Trakya Cam Sanayii AS(1)	406,738	556,296
Tupras-Turkiye Petrol Rafinerileri AS	203,541	5,909,897
Turcas Petrolculuk AS	350,729	642,242
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	914,385	3,225,146
Turk Sise ve Cam Fabrikalari AS	600,783	998,526
Turk Telekomunikasyon AS	804,700	3,128,639
Turkcell Iletisim Hizmetleri AS(1)	996,794	6,477,286
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	621,293
Turkiye Garanti Bankasi AS	2,006,174	10,471,080
Turkiye Halk Bankasi AS	324,700	3,200,779
Turkiye Is Bankasi	1,315,506	4,588,112
Turkiye Sinai Kalkinma Bankasi AS	749,249	966,318
Turkiye Vakiflar Bankasi TAO	615,021	1,599,863
Ulker Gida Sanayi ve Ticaret AS	204,629	1,112,805
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	223,377
Yapi ve Kredi Bankasi AS(1)	725,093	2,126,639
Yazicilar Holding AS	39,000	349,396

		$101,405,624

Ukraine — 0.2%
Astarta Holding NV(1)	17,054	$303,453
Avangardco Investments Public, Ltd. GDR(1)	17,607	198,131
Ferrexpo PLC	603,145	2,532,471
MHP SA GDR(1)(3)	83,821	1,330,018

		$4,364,073

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	3,871,886	3,201,898
Abu Dhabi National Hotels	832,200	414,191
Agthia Group (PJSC)	550,000	328,178
Air Arabia (PJSC)	11,206,000	2,550,614
Ajman Bank (PJSC)(1)	1,582,800	611,851
Aldar Properties (PJSC)	3,233,500	1,142,619
Arabtec Holding Co.	9,691,137	5,978,535
Aramex (PJSC)	3,170,710	1,737,620
Dana Gas(1)	24,909,987	3,017,052

23	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Arab Emirates (continued)
DP World, Ltd.	539,236	$6,357,237
Drake & Scull International (PJSC)	850,500	164,682
Dubai Financial Market(1)	7,445,500	2,093,870
Dubai Investments (PJSC)	2,251,568	527,709
Dubai Islamic Bank (PJSC)	2,902,100	1,596,614
Emaar Properties (PJSC)	8,426,100	8,705,219
First Gulf Bank (PJSC)	1,333,894	4,281,709
Gulf Navigation Holding(1)	3,460,300	258,519
National Bank of Abu Dhabi (PJSC)	1,848,416	5,225,836
National Central Cooling Co. (Tabreed)(1)	431,247	144,396
Ras Al Khaimah Co.	1,319,300	472,333
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	566,930
Union National Bank	1,070,375	882,025
Waha Capital (PJSC)	2,068,608	318,336

		$50,577,973

Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	441,540	$577,064
Baoviet Holdings	371,340	688,506
Development Investment Construction Corp.	404,261	248,618
FPT Corp.	523,082	884,216
Gemadept Corp.	108,333	94,364
Hagl JSC(1)	874,000	910,111
Hoa Phat Group JSC	999,900	1,010,763
Kim Long Securities Corp.(1)	1,311,300	534,280
Kinh Bac City Development Share Holding Corp.(1)	333,700	94,858
Kinhdo Corp.	322,680	619,377
Masan Group Corp.(1)	238,000	1,165,028
PetroVietnam Construction JSC(1)	1,080,660	290,921
PetroVietnam Drilling and Well Services JSC	538,346	969,476
PetroVietnam Fertilizer and Chemical JSC	721,940	1,241,452
Refrigeration Electrical Engineering Corp.	487,200	387,310
Saigon Securities, Inc.	719,620	563,256
Song Da Urban & Industrial Zone Investment and Development JSC(1)	192,850	202,673
Tan Tao Investment Industry Co.(1)	953,417	215,758
Vietnam Construction and Import-Export JSC(1)	459,600	187,893
Vietnam Dairy Products JSC	514,642	2,175,249
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	528,249	524,686
Vincom JSC(1)	701,651	2,697,626

		$16,283,485

Total Common Stocks (identified cost $2,146,351,042)		$2,936,477,864

Corporate Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 729	$14,051

Total Corporate Bonds (identified cost $16,136)		$14,051

Equity-Linked Securities(7) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets(4)	6/3/13	14,800	$324,068
Al Rajhi Bank(4)	2/16/15	91,200	1,583,588
Alinma Bank(4)	2/23/15	182,900	625,417
Almarai Co.(4)	11/24/14	46,947	793,277
Arab National Bank(4)	5/11/15	81,600	575,460
Bank Albilad(4)	4/30/15	59,100	446,725
Banque Saudi Fransi(4)	2/23/15	49,375	386,379
Company for Cooperative Insurance (The)(4)	5/11/15	16,200	198,040
Dar Al Arkan Real Estate Development(4)	8/10/15	70,500	154,134
Etihad Etissalat Co(4)	12/5/14	95,000	1,921,860
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15	21,500	595,454
Fitaihi Holding Group(4)	9/24/15	57,200	227,999
Jarir Marketing Co.(4)	5/4/15	11,400	471,505
Mobile Telecommunications Co.(4)	5/4/15	88,722	187,470
Mohammad Al-Mojil Group(2)(4)	1/7/13	38,000	101,726
National Industrialization Co.(4)	5/4/15	117,783	868,314
Rabigh Refining and Petrochemicals Co.(4)	10/13/14	28,700	134,487
Riyad Bank(4)	12/15/14	68,500	419,610
Sahara Petrochemical Co.(4)	9/21/15	101,700	363,354
Samba Financial Group(4)	2/10/15	70,600	839,533
Saudi Arabian Amiantit Co.(4)	5/11/15	32,700	126,418
Saudi Arabian Fertilizer Co.(4)	5/11/15	19,466	790,193
Saudi Arabian Mining Co.(4)	5/11/15	45,000	388,737
Saudi Basic Industries Corp(4)	2/23/15	91,400	2,187,156
Saudi British Bank(4)	10/4/13	63,533	501,409
Saudi Cable Co.(4)	8/10/15	27,500	98,252
Saudi Cement Co.(4)	8/10/15	20,250	512,918
Saudi Ceramic Co.(4)	8/16/13	9,000	176,972
Saudi Chemical Co.(4)	5/1/15	28,700	342,049
Saudi Electricity Co.(4)	3/27/15	277,000	985,954
Saudi Industrial Investment Group(4)	3/27/15	49,800	300,742

24	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi International Petrochemical Co.(4)	3/27/15	67,870	$344,725
Saudi Kayan Petrochemical Co.(4)	3/27/15	145,500	469,412
Saudi Pharmaceutical Industries and Medical Appliance Corp.(4)	9/24/15	33,074	385,362
Saudi Telecom Co.(4)	5/11/15	86,900	1,000,932
Savola Group(4)	2/2/15	93,100	992,912
Yanbu National Petrochemical Co.(4)	3/9/15	42,500	535,980

Total Equity-Linked Securities (identified cost $22,350,186)			$21,358,523

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$6,207,714
Vietnam Growth Fund, Ltd.(1)	15,639	209,562

Total Investment Funds (identified cost $7,976,610)		$6,417,276

Rights(1) — 0.0%(5)

Security	Shares	Value

ABS-CBN Holdings Corp., Exp. 1/25/13	302,981	$0
Banco de Chile, Exp. 1/3/13	1,590,427	20,098
Bank Sohar, Exp. 1/27/13	250,190	49,382
Latam Airlines Group SA, Exp. 1/18/13	328	185
Latam Airlines Group SA BDR, Exp. 1/14/13	461	0
Oando PLC, Exp. 2/6/13	4,680,646	0
Polimex-Mostostal SA	3,573,572	42,719
Sonda SA, Exp. 1/4/13	95,492	18,949

Total Rights (identified cost $0)		$131,333

Warrants(1) — 0.0%(5)

Security	Shares	Value
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	139,900	$13,496

Total Warrants (identified cost $10,824)		$13,496

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 1/2/13	$2,142	$2,141,576

Total Short-Term Investments (identified cost $2,141,576)		$2,141,576

Total Investments — 99.5% (identified cost $2,178,846,374)		$2,966,554,119

Other Assets, Less Liabilities — 0.5%		$14,959,917

Net Assets — 100.0%		$2,981,514,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $22,983,017 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

25	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.1%	$391,573,093
Hong Kong Dollar	8.8	262,700,880
Mexican Peso	6.4	190,408,955
South African Rand	6.2	185,437,894
South Korean Won	6.2	184,077,947
Indian Rupee	6.1	181,832,044
New Taiwan Dollar	6.1	181,617,716
Brazilian Real	5.4	160,712,678
Polish Zloty	3.5	104,644,036
New Turkish Lira	3.4	100,784,331
Thai Baht	3.3	96,542,490
Malaysian Ringgit	3.0	89,704,040
Indonesian Rupiah	2.9	87,041,520
Chilean Peso	2.0	60,512,457
Philippine Peso	1.8	52,978,346
Qatari Riyal	1.7	49,136,060
Kuwaiti Dinar	1.6	48,676,796
Hungarian Forint	1.6	47,345,187
Egyptian Pound	1.5	45,614,905
Colombian Peso	1.5	45,393,024
United Arab Emirates Dirham	1.5	44,220,736
Czech Koruna	1.5	44,204,879
Moroccan Dirham	1.3	39,833,851
Euro	1.0	30,152,746
Other currency, less than 1% each	8.1	241,407,508

Total Investments	99.5%	$2,966,554,119

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.9%	$803,493,293
Materials	11.4	339,633,757
Energy	10.5	314,501,563
Telecommunication Services	10.4	309,129,558
Industrials	9.6	285,230,441
Consumer Staples	9.2	274,449,961
Consumer Discretionary	7.4	220,441,850
Information Technology	7.2	214,218,446
Utilities	4.6	137,662,143
Health Care	2.0	59,220,204
Investment Funds	0.2	6,417,276
Other	0.1	2,155,627

Total Investments	99.5%	$2,966,554,119

26	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2012
Investments, at value (identified cost, $2,178,846,374)	$2,966,554,119
Cash	318,761
Foreign currency, at value (identified cost, $7,059,895)	7,080,686
Dividends and interest receivable	2,410,544
Receivable for investments sold	11,532,762
Receivable for Fund shares sold	21,571,491
Tax reclaims receivable	15,909
Other assets	4,057
Total assets	$3,009,488,329

Liabilities
Payable for investments purchased	$276,710
Payable for Fund shares redeemed	24,868,289
Payable to affiliates:
Investment adviser fee	1,118,642
Administration fee	1,242,935
Accrued foreign capital gains taxes	467,717
Total liabilities	$27,974,293
Net Assets	$2,981,514,036

Sources of Net Assets
Paid-in capital	$2,272,603,690
Accumulated net realized loss	(53,032,084)
Accumulated distributions in excess of net investment income	(25,338,208)
Net unrealized appreciation	787,280,638
Total	$2,981,514,036

Class I Shares
Net Assets	$2,981,514,036
Shares Outstanding	61,377,122
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$48.58

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

27	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2012
Dividends (net of foreign taxes, $3,552,789)	$30,229,068
Interest (net of foreign taxes, $94)	1,153
Total investment income	$30,230,221

Expenses
Investment adviser fee	$6,314,745
Administration fee	7,014,135
Stock dividend tax	212,658
Total expenses	$13,541,538

Net investment income	$16,688,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,254,868
Foreign currency transactions	(118,402)
Net realized gain	$7,136,466
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $148,381)	$302,490,360
Foreign currency	91,744
Net change in unrealized appreciation (depreciation)	$302,582,104

Net realized and unrealized gain	$309,718,570

Net increase in net assets from operations	$326,407,253

28	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
From operations —
Net investment income	$16,688,683	$49,976,077
Net realized gain from investment and foreign currency transactions	7,136,466	34,979,102
Net change in unrealized appreciation (depreciation) from investments and foreign currency	302,582,104	(467,073,205)
Net increase (decrease) in net assets from operations	$326,407,253	$(382,118,026)
Distributions to shareholders —
From net investment income	$(57,058,936)	$(36,176,571)
Total distributions to shareholders	$(57,058,936)	$(36,176,571)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$221,377,997	$512,442,738
Net asset value of shares issued to shareholders in payment of distributions declared	41,848,715	24,327,108
Cost of shares redeemed	(202,579,676)	(248,795,121)
Redemption fees	2,771,879	4,158,615
Net increase in net assets from Fund share transactions	$63,418,915	$292,133,340

Net increase (decrease) in net assets	$332,767,232	$(126,161,257)

Net Assets
At beginning of period	$2,648,746,804	$2,774,908,061
At end of period	$2,981,514,036	$2,648,746,804

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(25,338,208)	$15,032,045

29	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Financial Highlights

	Class I
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$44.060		$51.610	$40.800	$33.060	$47.940	$47.670

Income (Loss) From Operations
Net investment income(1)	$0.277		$0.874	$0.794	$0.634	$0.731	$0.857
Net realized and unrealized gain (loss)	5.138		(7.866)	10.829	7.439	(15.029)	0.953

Total income (loss) from operations	$5.415		$(6.992)	$11.623	$8.073	$(14.298)	$1.810

Less Distributions
From net investment income	$(0.941)		$(0.631)	$(0.896)	$(0.425)	$(0.747)	$(0.933)
From net realized gain	—		—	—	—	—	(0.728)

Total distributions	$(0.941)		$(0.631)	$(0.896)	$(0.425)	$(0.747)	$(1.661)

Redemption fees(1)	$0.046		$0.073	$0.083	$0.092	$0.165	$0.121

Net asset value — End of period	$48.580		$44.060	$51.610	$40.800	$33.060	$47.940

Total Return(2)	12.41	%(3)	(13.32)%	28.74%	24.66%	(29.00)%	3.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,981,514		$2,648,747	$2,774,908	$1,849,106	$1,253,352	$1,456,200
Ratios (as a percentage of average daily net assets):
Expenses	0.96	%(4)	0.96%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.19	%(4)	1.94%	1.61%	1.54%	2.37%	1.68%
Portfolio Turnover	2	%(3)	4%	4%	11%	14%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At June 30, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $57,069,732 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2012.

31

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

Additionally, at June 30, 2012, the Fund had a net capital loss of $869,290 attributable to security transactions incurred after October 31, 2011 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2013.

As of December 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2012, the investment adviser fee amounted to $6,314,745. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2012, the administration fee amounted to $7,014,135. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its

32

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the six months ended December 31, 2012 were paid by EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $102,721,397 and $64,854,515, respectively, for the six months ended December 31, 2012.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012

Sales	4,723,176	11,388,605
Issued to shareholders electing to receive payments of distributions in Fund shares	868,411	593,685
Redemptions	(4,327,902)	(5,633,449)

Net increase	1,263,685	6,348,841

For the six months ended December 31, 2012 and the year ended June 30, 2012, the Fund received $2,771,879 and $4,158,615, respectively, in redemption fees.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,198,769,814

Gross unrealized appreciation	$989,405,702
Gross unrealized depreciation	(221,621,397)

Net unrealized appreciation	$767,784,305

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended December 31, 2012.

33

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Notes to Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$37,896,580	$1,165,200,268		$8,608	$1,203,105,456
Emerging Europe	26,694,202	527,072,283		0	553,766,485
Latin America	577,115,288	—		1,100,513	578,215,801
Middle East/Africa	19,505,372	581,322,756		561,994	601,390,122

Total Common Stocks	$661,211,442	$2,273,595,307	**	$1,671,115	$2,936,477,864
Corporate Bonds	$—	$14,051		$—	$14,051
Equity-Linked Securities	—	21,256,797		101,726	21,358,523
Investment Funds	—	6,417,276		—	6,417,276
Rights	81,951	49,382		—	131,333
Warrants	13,496	—		—	13,496
Short-Term Investments	—	2,141,576		—	2,141,576

Total Investments	$661,306,889	$2,303,474,389		$1,772,841	$2,966,554,119

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2012 is not presented.

At December 31, 2012, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

34

Eaton Vance

Parametric Tax-Managed Emerging Markets Fund

December 31, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Michael W. Weilheimer

President

Duncan W. Richardson

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

35

Eaton Vance

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050-2/13	TMEMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 15, 2013

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 15, 2013